UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22559
First Trust Exchange-Traded Fund IV
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Core Investment Grade ETF
FTCB | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the First Trust Core Investment Grade ETF (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTCB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Core Investment Grade ETF	$56(1)	0.55%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 4.13% for the 12 months ended July 31, 2025. The Fund outperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 3.38% for the same Period.
This 75 basis points (“bps”) of outperformance was due to several factors during the Period:
  Overall, the Fund generated a greater level of income than the benchmark which was beneficial to relative performance.
  The Fund benefited from its overweight allocations to Agency Mortgage-Backed Securities and Securitized Credit as spreads tightened over the Period.
  The Fund benefited from security selection within the corporate sector, particularly in the Industrial and Financial subsectors.
  Active yield curve positioning aided Fund performance.
  The use of derivatives was a net benefit to the Fund.
FUND PERFORMANCE (November 7, 2023 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2025)	1 Year	Since Inception (11/7/23)
First Trust Core Investment Grade ETF	4.13%	7.46%
Bloomberg US Aggregate Bond Index	3.38%	6.44%
ICE BofA US Broad Market Index	3.40%	6.49%
Visit www.ftportfolios.com/etf/FTCB for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance in securitized product investment strategies can be impacted from the benefits of purchasing odd lot positions. The impact of these investments can be particularly meaningful when funds have limited assets under management and may not be a sustainable source of performance as a fund grows in size.
KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$1,273,166,619
Total number of portfolio holdings	625
Total advisory fee paid	$2,817,021
Portfolio turnover rate	183%
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
U.S. Government Agency Mortgage-Backed Securities	36.5%
Corporate Bonds and Notes	20.3%
Mortgage-Backed Securities	17.5%
U.S. Government Bonds and Notes	15.7%
Asset-Backed Securities	5.5%
Foreign Corporate Bonds and Notes	3.7%
U.S. Government Agency Securities	1.1%
Municipal Bonds	0.5%
Exchange-Traded Funds	0.0%
U.S. Treasury Bills	3.1%
Money Market Funds	1.6%
Purchased Options	0.0%
U.S. Government Agency Mortgage-Backed Securities Sold Short	(0.6%)
Written Options	(0.1%)
Net Other Assets and Liabilities(1)	(4.8%)
Total	100.0%
Credit Quality (2)
Any amount shown as 0.0% represents less than 0.1%.
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTCB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Core Investment Grade ETF (FTCB)

First Trust Commercial Mortgage Opportunities ETF (now known as First Trust AAA
CMBS ETF)
CAAA | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the First Trust Commercial Mortgage Opportunities ETF (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CAAA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during and after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Commercial Mortgage Opportunities ETF	$57	0.55%(1)
(1)	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.54%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.08% for the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the Bloomberg Non-Agency Investment Grade CMBS: US Aggregate Eligible Aaa Index, which returned 6.10% for the same Period.
This 2 basis points (“bps”) of underperformance was due to several factors during the Period:
  Overall, the Fund generated a greater level of income than the benchmark, which aided performance.
  The Fund was overweight to single-asset single-borrower floaters and Conduit Commercial Mortgage-Backed Securities Interest-Only tranches. The allocation to these sectors was beneficial to the Fund’s performance.
  Security selection within in-benchmark securities, fixed rate Conduit Principal & Interest bonds, generated relative underperformance.
  While utilized to primarily manage yield curve risk, the use of derivatives was mildly detrimental to the Fund’s performance.
FUND PERFORMANCE (February 27, 2024 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2025)	1 Year	Since Inception (2/27/24)
First Trust Commercial Mortgage Opportunities ETF	6.08%	6.71%
Bloomberg Non-Agency Investment Grade CMBS: US Aggregate Eligible Aaa Index	6.10%	6.86%
Bloomberg US Aggregate Bond Index	3.38%	5.07%
Visit www.ftportfolios.com/etf/CAAA for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance in securitized product investment strategies can be impacted from the benefits of purchasing odd lot positions. The impact of these investments can be particularly meaningful when funds have limited assets under management and may not be a sustainable source of performance as a fund grows in size.
KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$18,286,259
Total number of portfolio holdings	70
Total advisory fee paid	$78,749
Portfolio turnover rate	92%
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Mortgage-Backed Securities	95.0%
U.S. Government Agency Mortgage-Backed Securities	0.6%
Money Market Funds	3.6%
Net Other Assets and Liabilities(1)	0.8%
Total	100.0%
Credit Quality (2)
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/CAAA or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective June 30, 2025, the Fund’s annual unitary management fee was reduced from 0.55% to 0.45% of the Fund’s average daily net assets.
Effective September 2, 2025, the Fund changed its name from First Trust Commercial Mortgage Opportunities ETF to First Trust AAA CMBS ETF. In connection with the change to the Fund’s name, the Fund’s non-fundamental investment policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 was revised as follows:
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in commercial mortgage-backed securities with a ‘AAA’ rating (or equivalent) at the time of purchase, as determined by at least one nationally recognized statistical rating organization or, if unrated, as determined by the Advisor to be of comparable credit quality at the time of purchase.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/CAAA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Commercial Mortgage Opportunities ETF (CAAA)

First Trust Structured Credit Income Opportunities ETF
SCIO | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the First Trust Structured Credit Income Opportunities ETF (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SCIO. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Structured Credit Income Opportunities ETF	$98	0.94%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.85% for the 12 months ended July 31, 2025. The Fund outperformed its benchmark, the ICE BofA ABS & CMBS Index, which returned 5.57% for the same Period.
This 328 basis points (“bps”) of outperformance was due to several factors during the Period:
  The Fund generated a significantly higher level of income than its benchmark, which aided relative Fund performance.
  Overall, the Fund’s allocation to lower rated securitized credit sectors aided performance, as spreads tightened over the Period.
  While generally used to manage yield curve exposures, the use of derivatives was a net benefit to the Fund’s performance.
FUND PERFORMANCE (February 27, 2024 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2025)	1 Year	Since Inception (2/27/24)
First Trust Structured Credit Income Opportunities ETF	8.85%	9.13%
ICE BofA US ABS & CMBS Index	5.57%	6.40%
Bloomberg US Aggregate Bond Index	3.38%	5.07%
Visit www.ftportfolios.com/etf/SCIO for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance in securitized product investment strategies can be impacted from the benefits of purchasing odd lot positions. The impact of these investments can be particularly meaningful when funds have limited assets under management and may not be a sustainable source of performance as a fund grows in size.
KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$25,684,046
Total number of portfolio holdings	89
Total advisory fee paid	$130,237
Portfolio turnover rate	100%
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Mortgage-Backed Securities	55.1%
Asset-Backed Securities	31.7%
U.S. Government Agency Mortgage-Backed Securities	6.5%
Money Market Funds	11.9%
Purchased Options	0.0%
Net Other Assets and Liabilities(1)	(5.2%)
Total	100.0%
Credit Quality (2)
Any amount shown as 0.0% represents less than 0.1%.
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SCIO or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective June 30, 2025, the Fund’s annual unitary management fee was reduced from 0.95% to 0.85% of the Fund’s average daily net assets.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/SCIO to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Structured Credit Income Opportunities ETF (SCIO)

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

(a)	The First Trust Exchange-Traded Fund IV (“Registrant”), as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The Registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
(e)	Not applicable.
(f)	A copy of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller is filed as an exhibit pursuant to Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Thomas J. Driscoll, Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $90,750 for the fiscal year ended 2024 and $105,875 for the fiscal year ended 2025.
(b)	Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Audit-Related Fees (Investment Advisor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Audit-Related Fees (Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

(c)	Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax return review and debt instrument tax analysis and reporting were $21,000 for the fiscal year ended 2024 and $74,483 for the fiscal year ended 2025.

Tax Fees (Investment Advisor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s advisor were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Tax Fees (Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s distributor were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

These fees were for tax consultation and/or tax return preparation and professional services rendered for PFIC (Passive Foreign Investment Company) Identification Services.

(d)	All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

All Other Fees (Investment Advisor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s investment advisor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

All Other Fees (Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the Registrant’s advisor (not including a sub-advisor whose role is primarily portfolio management and is sub-contracted or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant’s advisor (other than any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the Registrant and the Registrant’s investment advisor and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant:	Advisor and Distributor:
(b) 0%	(b) 0%
(c) 0%	(c) 0%
(d) 0%	(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the Registrant for the fiscal year ended 2024 were $21,000 for the Registrant, $15,600 for the Registrant’s investment advisor and $18,000 for the Registrant’s distributor; and for the fiscal year ended 2025 were $74,483 for the Registrant, $12,480 for the Registrant’s investment advisor and $14,400 for the Registrant’s distributor.
(h)	The Registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
(i)	Not applicable to the Registrant.
(j)	Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the Registrant is comprised of: Thomas J. Driscoll, Richard E. Erickson, Thomas R. Kadlec, Denise M. Keefe, Robert F. Keith, Niel B. Nielson and Bronwyn Wright.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Annual Financial Statements and Other Information
For the Year Ended July 31, 2025

First Trust Exchange-Traded Fund IV

First Trust Core Investment Grade ETF (FTCB)
First Trust Commercial Mortgage Opportunities ETF (CAAA) (now known as First Trust AAA CMBS ETF)
First Trust Structured Credit Income Opportunities ETF (SCIO)

Table of Contents
First Trust Exchange-Traded Fund IV
Annual Financial Statements and Other Information
July 31, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments
July 31, 2025

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 36.5%
	Collateralized Mortgage Obligations — 17.7%
	Federal Home Loan Mortgage Corporation
$395,574	Series 2019-4942, Class FA, 30 Day Average SOFR + CSA + 0.50% (a)	4.96%	01/25/50	$382,901
2,609,319	Series 2015-4499, Class CZ	3.50%	08/15/45	2,232,091
1,465,459	Series 2016-4639, Class HZ	3.25%	04/15/53	1,195,078
2,932,809	Series 2017-4745, Class CZ	3.50%	01/15/48	2,634,863
3,754,585	Series 2022-5202, Class NV	3.00%	01/25/37	3,453,016
4,189,983	Series 2022-5224, Class DZ	4.00%	04/25/52	3,726,361
12,105,000	Series 2022-5224, Class HL	4.00%	04/25/52	10,864,420
10,474,821	Series 2022-5259, Class FA, 30 Day Average SOFR + 0.70% (a)	5.05%	09/25/52	10,186,474
2,914,692	Series 2024-5460, Class FN, 30 Day Average SOFR + 1.10% (a)	5.45%	10/25/54	2,886,852
9,636,945	Series 2024-5476, Class FA, 30 Day Average SOFR + 1.10% (a)	5.45%	11/25/54	9,575,596
958,221	Series 2024-5478, Class NF, 30 Day Average SOFR + 1.30% (a)	5.65%	12/25/54	957,238
3,438,181	Series 2024-5487, Class ZM	3.50%	12/25/54	2,757,869
4,617,851	Series 2025-5500, Class CZ	4.50%	02/25/55	3,995,726
6,325,447	Series 2025-5502, Class FC, 30 Day Average SOFR + 2.00%, 6.00% Cap (a)	6.00%	02/25/55	6,367,880
8,694,061	Series 2025-5506, Class DZ	3.50%	08/25/42	7,051,225
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
1,172,978	Series 2017-1, Class HA	3.00%	01/25/56	1,097,612
1,734,597	Series 2017-2, Class MA	3.00%	08/25/56	1,613,583
2,418,671	Series 2018-1, Class MA	3.00%	05/25/57	2,268,954
1,408,518	Series 2018-1, Class MT	3.00%	05/25/57	1,188,979
1,533,290	Series 2018-3, Class HV	3.00%	08/25/57	1,349,539
377,853	Series 2018-3, Class MA	3.50%	08/25/57	362,944
574,719	Series 2018-4, Class MA	3.50%	03/25/58	552,705
1,155,010	Series 2019-1, Class MA	3.50%	07/25/58	1,108,052
2,779,182	Series 2019-2, Class HV	3.00%	08/25/58	2,443,346
3,703,075	Series 2019-2, Class MA	3.50%	08/26/58	3,537,394
7,558,761	Series 2019-2, Class MV	3.50%	08/25/58	6,981,119
575,225	Series 2019-4, Class HA	3.00%	02/25/59	528,070
393,484	Series 2019-4, Class MA	3.00%	02/25/59	363,409
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
232,804	Series 2018-2, Class A2	3.50%	11/25/28	224,809
449,879	Series 2019-2, Class A1C	2.75%	09/25/29	424,794
155,329	Series 2019-3, Class A1C	2.75%	11/25/29	146,456
582,296	Series 2020-2, Class AC	2.00%	09/25/30	521,593
953,789	Series 2024-2, Class VF, 30 Day Average SOFR + 1.25% (a) (b)	5.60%	10/25/34	970,085
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
5,686,486	Series 2024-DNA2, Class A1, 30 Day Average SOFR + 1.25% (a) (b)	5.60%	05/25/44	5,713,196
726,667	Series 2024-HQA2, Class A1, 30 Day Average SOFR + 1.25% (a) (b)	5.60%	08/25/44	730,305
1,475,000	Series 2025-DNA1, Class A1, 30 Day Average SOFR + 0.95% (a) (b)	5.30%	01/25/45	1,476,750
1,937,500	Series 2025-HQA1, Class A1, 30 Day Average SOFR + 0.95% (a) (b)	5.30%	02/25/45	1,937,201
	Federal National Mortgage Association
5,049,427	Series 2012-118, Class VZ	3.00%	11/25/42	4,571,056
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$1,247,379	Series 2013-41, Class ZA	3.00%	05/25/43	$1,128,337
264,466	Series 2013-136, Class DZ	3.00%	01/25/44	238,620
3,908,301	Series 2014-60, Class EZ	3.00%	10/25/44	3,509,381
275,602	Series 2018-45, Class FT, 30 Day Average SOFR + CSA + 0.30% (a)	4.76%	06/25/48	265,889
138,741	Series 2019-33, Class F, 30 Day Average SOFR + CSA + 0.45% (a)	4.91%	07/25/49	134,923
328,455	Series 2020-47, Class FA, 30 Day Average SOFR + CSA + 0.40% (a)	4.86%	07/25/50	318,321
9,856,982	Series 2022-29, Class KZ	1.50%	06/25/42	7,169,822
4,481,737	Series 2022-69, Class FA, 30 Day Average SOFR + 0.82% (a)	5.17%	10/25/52	4,326,501
4,912,703	Series 2022-70, Class FA, 30 Day Average SOFR + 0.86% (a)	5.21%	10/25/52	4,752,418
3,957,707	Series 2024-20, Class ZQ	4.00%	10/25/45	3,424,916
1,002,977	Series 2024-39, Class AV	3.00%	11/25/33	945,516
956,452	Series 2024-56, Class EV	5.00%	08/25/35	959,375
3,337,447	Series 2024-81, Class FE, 30 Day Average SOFR + 1.15% (a)	5.50%	07/25/54	3,315,781
3,462,278	Series 2024-84, Class FD, 30 Day Average SOFR + 1.15% (a)	5.50%	11/25/54	3,442,518
18,116,095	Series 2024-98, Class FG, 30 Day Average SOFR + 1.00% (a)	5.35%	11/25/54	18,066,393
	Government National Mortgage Association
2,561,782	Series 2018-89, Class VZ	3.50%	06/20/48	2,249,485
5,192,506	Series 2021-105, Class DT	5.50%	06/20/51	5,268,606
6,965,655	Series 2022-9, Class AC	5.50%	01/20/52	7,111,410
6,850,986	Series 2022-9, Class GJ	5.50%	01/20/52	6,994,553
4,857,663	Series 2022-139, Class AL	4.00%	07/20/51	4,343,742
552,085	Series 2024-125, Class NV	5.00%	08/20/35	556,701
10,658,153	Series 2024-181, Class FQ, 30 Day Average SOFR + 1.15% (a)	5.50%	11/20/54	10,621,238
7,561,052	Series 2025-41, Class QV	4.50%	04/20/36	7,336,660
4,377,299	Series 2025-83, Class SB, (30 Day Average SOFR) ×-2.50+ 14.50% (c)	3.63%	05/20/55	4,225,361
4,280,967	Series 2025-95, Class DC, (30 Day Average SOFR) ×-2.50+ 14.63% (c)	3.76%	05/20/55	3,883,135
8,797,038	Series 2025-98, Class SX, (30 Day Average SOFR) ×-1.80+ 10.44% (c)	2.61%	06/20/55	7,618,604
5,366,780	Series 2025-100, Class JS, (30 Day Average SOFR) ×-2.75+ 15.95% (c)	3.99%	06/20/55	5,055,704
				225,643,451
	Commercial Mortgage-Backed Securities — 2.1%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
5,795,000	Series 2020-RR07, Class BX, IO (d)	2.61%	10/27/28	361,837
5,778,199	Series 2020-RR14, Class X, IO (e)	2.13%	03/27/34	780,079
	Federal Home Loan Mortgage Corporation Multifamily PC REMIC Trust
23,500,000	Series 2019-RR01, Class X, IO (d)	1.53%	06/25/28	844,430
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
4,950,000	Series 2019-K094, Class XAM, IO (e)	1.15%	06/25/29	199,844
5,296,573	Series 2019-K097, Class X1, IO (e)	1.08%	07/25/29	192,016
23,810,637	Series 2019-K101, Class X1, IO (d)	0.83%	10/25/29	701,497
392,208	Series 2019-K103, Class A1	2.31%	06/25/29	377,627
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$2,897,050	Series 2019-K736, Class X1, IO (e)	1.26%	07/25/26	$25,162
217,105	Series 2019-K1510, Class A3	3.79%	01/25/34	202,445
672,695	Series 2019-K1510, Class X1, IO (e)	0.48%	01/25/34	19,199
26,574,169	Series 2019-K1512, Class X1, IO (e)	0.90%	04/25/34	1,370,791
9,989,375	Series 2020-K104, Class X1, IO (e)	1.11%	01/25/30	406,945
5,200,000	Series 2020-K104, Class XAM, IO (e)	1.38%	01/25/30	284,282
18,922,884	Series 2020-K110, Class X1, IO (e)	1.64%	04/25/30	1,167,476
34,060,943	Series 2020-K115, Class X1, IO (e)	1.32%	06/25/30	1,803,101
7,842,103	Series 2020-K116, Class X1, IO (e)	1.41%	07/25/30	436,804
8,373,795	Series 2020-K118, Class X1, IO (e)	0.95%	09/25/30	331,835
72,061,672	Series 2020-K120, Class X1, IO (e)	1.03%	10/25/30	3,058,016
8,494,152	Series 2020-KG03, Class X1, IO (e)	1.37%	06/25/30	449,725
9,729,355	Series 2020-KG04, Class X1, IO (e)	0.84%	11/25/30	345,738
400,059	Series 2020-K1517, Class X1, IO (e)	1.32%	07/25/35	36,705
34,258,159	Series 2021-K130, Class X1, IO (e)	1.03%	06/25/31	1,682,120
92,115,392	Series 2021-K132, Class X1, IO (e)	0.51%	08/25/31	2,347,155
2,178,850	Series 2021-K743, Class X1, IO (e)	0.91%	05/25/28	47,993
16,680,447	Series 2021-KG05, Class X1, IO (e)	0.31%	01/25/31	234,474
269,659	Series 2022-K142, Class A1	2.40%	12/25/31	247,994
1,776,500	Series 2022-K143, Class XAM, IO (e)	0.39%	04/25/55	42,512
919,000	Series 2024-K757, Class XAM, IO (e)	0.99%	08/25/31	48,106
4,437,000	Series 2024-K165, Class XAM, IO (e)	0.91%	09/25/34	308,478
22,349,000	Series 2024-K167, Class XAM, IO (e)	0.37%	11/25/34	717,582
325,000	Series 2024-KJ51, Class A2	4.70%	01/25/32	326,617
300,000	Series 2024-KJ52, Class A2	4.76%	01/25/32	302,190
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
116,788,000	Series 2024-K164, Class XAM, IO (e)	0.27%	06/25/34	2,874,770
	Federal National Mortgage Association Alternative Credit Enhancement Securities
345,415	Series 2024-M3, Class Z (e)	4.55%	04/25/53	279,265
	FREMF Mortgage Trust
73,540,322	Series 2025-K541, Class X1, IO (e)	0.64%	02/25/30	1,942,200
	Government National Mortgage Association
30,464,950	Series 2024-32, Class IO, IO (e)	0.70%	06/16/63	1,493,249
				26,290,259
	Pass-Through Securities — 16.7%
	Federal Home Loan Mortgage Corporation
814,498	Pool RB5112	2.50%	05/01/41	721,702
5,767,359	Pool RB5126	2.50%	09/01/41	5,098,268
1,624,215	Pool RE6076	2.00%	12/01/50	1,243,133
15,975,812	Pool SD5829	4.50%	10/01/52	15,227,942
3,494,984	Pool SD7309	4.00%	02/01/45	3,327,541
595,924	Pool SD7550	3.00%	02/01/52	520,389
5,345,235	Pool SL0847	3.50%	04/01/49	4,862,352
654,010	Pool ZS9776	3.50%	08/01/46	600,643
4,175,440	Pool ZT0794	4.50%	10/01/48	4,043,838
17,712,529	Pool ZT2264	4.00%	03/01/44	16,859,750
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association
$483,465	Pool 310208	3.00%	03/01/48	$413,945
470,201	Pool 310211	3.50%	07/01/48	420,156
4,019,285	Pool AL8400	3.00%	08/01/43	3,598,952
5,544,907	Pool AL9394	3.00%	11/01/46	4,841,601
2,122,496	Pool AS5843	4.00%	09/01/45	1,993,734
256,627	Pool BF0207	4.50%	04/01/47	253,369
10,051,382	Pool BF0568	5.50%	07/01/61	10,214,950
4,552,032	Pool BM6210	3.50%	12/01/47	4,097,544
9,431,531	Pool BM6429	3.00%	09/01/48	8,125,868
1,712,858	Pool BM7345	4.50%	03/01/50	1,599,847
345,785	Pool BM7521	3.50%	10/01/48	313,014
3,784,601	Pool BM7687	3.00%	11/01/46	3,321,607
4,809,228	Pool BM7699	3.50%	02/01/47	4,447,719
5,251,959	Pool FA0606	3.50%	09/01/47	4,877,390
10,476,047	Pool FA1265	4.50%	12/01/50	10,132,168
2,141,250	Pool FM9416	3.50%	07/01/45	1,974,269
8,870,296	Pool FM9645	4.50%	11/01/49	8,586,909
355,290	Pool FM9712	3.50%	11/01/50	324,525
2,680,448	Pool FP0122	4.50%	07/01/51	2,578,186
6,122,009	Pool FS0704	4.00%	03/01/47	5,759,779
4,546,225	Pool FS1046	4.50%	11/01/49	4,414,056
4,327,253	Pool FS6440	4.00%	10/01/48	4,067,228
14,031,114	Pool FS8862	3.50%	05/01/48	12,878,865
5,728,536	Pool FS9392	3.50%	05/01/49	5,246,768
1,134,093	Pool MA1582	3.50%	09/01/43	1,048,962
2,138,943	Pool MA4025	2.50%	05/01/50	1,730,607
165,000	Pool TBA (f)	2.50%	08/15/55	135,224
5,666,000	Pool TBA	4.50%	08/15/55	5,375,494
8,578,000	Pool TBA (f)	5.00%	08/15/55	8,350,100
2,076,000	Pool TBA (f)	5.50%	08/15/55	2,065,333
2,144,000	Pool TBA (f)	6.00%	08/15/55	2,173,969
84,000	Pool TBA (f)	2.50%	09/15/55	68,868
1,487,000	Pool TBA	3.00%	09/15/55	1,272,935
11,505,000	Pool TBA (f)	3.50%	09/15/55	10,264,007
9,404,000	Pool TBA (f)	4.00%	09/15/55	8,670,581
2,625,000	Pool TBA (f)	5.00%	09/15/55	2,553,414
2,046,000	Pool TBA (f)	5.50%	09/15/55	2,033,650
715,000	Pool TBA (f)	6.00%	09/15/55	724,268
7,598,000	Pool TBA (f)	4.00%	10/15/55	7,003,947
914,000	Pool TBA	5.00%	10/15/55	888,717
1,814,000	Pool TBA	5.50%	10/15/55	1,801,916
				213,149,999
	Total U.S. Government Agency Mortgage-Backed Securities			465,083,709
	(Cost $462,884,229)
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 20.3%
	Aerospace/Defense — 0.1%
$370,000	Northrop Grumman Corp.	5.15%	05/01/40	$359,991
1,000,000	Northrop Grumman Corp.	5.05%	11/15/40	959,028
				1,319,019
	Banks — 1.7%
1,150,000	Bank of America Corp. (g)	3.97%	02/07/30	1,131,542
3,170,000	Bank of America Corp. (g)	4.57%	04/27/33	3,121,963
1,010,000	Fifth Third Bancorp (g)	4.77%	07/28/30	1,014,377
1,190,000	Goldman Sachs Group (The), Inc. (g)	4.48%	08/23/28	1,190,067
1,305,000	Goldman Sachs Group (The), Inc. (g)	4.69%	10/23/30	1,304,352
1,000,000	Goldman Sachs Group (The), Inc. (g)	3.10%	02/24/33	899,327
2,940,000	JPMorgan Chase & Co. (g)	4.91%	07/25/33	2,958,766
1,855,000	Morgan Stanley (g)	4.43%	01/23/30	1,849,703
2,450,000	Morgan Stanley (g)	6.34%	10/18/33	2,655,736
2,750,000	Santander Holdings USA, Inc. (g)	5.47%	03/20/29	2,795,521
700,000	Wells Fargo & Co. (g)	4.81%	07/25/28	703,970
750,000	Wells Fargo & Co. (g)	5.20%	01/23/30	766,110
1,500,000	Wells Fargo & Co. (g)	4.90%	07/25/33	1,499,271
				21,890,705
	Beverages — 0.6%
655,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	599,306
2,000,000	Constellation Brands, Inc.	4.80%	05/01/30	2,011,634
2,645,000	Constellation Brands, Inc.	4.75%	05/09/32	2,626,897
425,000	Constellation Brands, Inc.	4.50%	05/09/47	350,644
820,000	Constellation Brands, Inc.	5.25%	11/15/48	748,676
1,145,000	Molson Coors Beverage Co.	4.20%	07/15/46	908,425
				7,245,582
	Building Materials — 0.5%
2,000,000	Amrize Finance U.S. LLC (b)	4.95%	04/07/30	2,020,773
2,000,000	Amrize Finance U.S. LLC (b)	5.40%	04/07/35	2,019,042
2,500,000	JH North America Holdings, Inc. (b)	6.13%	07/31/32	2,527,813
				6,567,628
	Commercial Services — 1.8%
750,000	Ashtead Capital, Inc. (b)	4.38%	08/15/27	744,569
3,255,000	Ashtead Capital, Inc. (b)	4.00%	05/01/28	3,193,915
2,500,000	Ashtead Capital, Inc. (b)	5.80%	04/15/34	2,568,407
1,000,000	Quanta Services, Inc.	2.90%	10/01/30	919,761
3,370,000	Quanta Services, Inc.	5.25%	08/09/34	3,407,391
2,500,000	TR Finance LLC	5.50%	08/15/35	2,533,157
2,470,000	TR Finance LLC	5.85%	04/15/40	2,512,278
4,765,000	United Rentals North America, Inc. (b)	6.00%	12/15/29	4,854,063
2,000,000	Verisk Analytics, Inc.	5.25%	03/15/35	2,001,652
510,000	Verisk Analytics, Inc.	5.50%	06/15/45	489,227
				23,224,420
	Computers — 0.9%
4,550,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	4,262,659
2,500,000	Dell International LLC / EMC Corp.	5.30%	04/01/32	2,551,820
1,635,000	Gartner, Inc. (b)	4.50%	07/01/28	1,609,668
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Computers (Continued)
$1,065,000	Gartner, Inc. (b)	3.63%	06/15/29	$1,010,890
1,985,000	Gartner, Inc. (b)	3.75%	10/01/30	1,859,442
				11,294,479
	Distribution/Wholesale — 0.2%
3,000,000	American Builders & Contractors Supply Co., Inc. (b)	4.00%	01/15/28	2,922,618
	Diversified Financial Services — 1.0%
365,000	American Express Co. (g)	6.49%	10/30/31	396,182
3,000,000	American Express Co. (g)	5.67%	04/25/36	3,113,841
2,000,000	Charles Schwab (The) Corp. (g)	5.85%	05/19/34	2,120,663
4,000,000	Citadel Securities Global Holdings LLC (b)	5.50%	06/18/30	4,036,966
2,000,000	LPL Holdings, Inc.	5.15%	06/15/30	2,023,840
1,315,000	Nasdaq, Inc.	5.95%	08/15/53	1,337,456
				13,028,948
	Electric — 1.2%
500,000	DTE Electric Co.	5.85%	05/15/55	523,112
2,340,000	Duke Energy Carolinas LLC	5.30%	02/15/40	2,331,594
1,000,000	Duke Energy Progress LLC	5.55%	03/15/55	979,130
3,155,000	Florida Power & Light Co.	5.30%	04/01/53	3,020,701
3,000,000	Northern States Power Co.	5.65%	05/15/55	3,006,966
1,400,000	Trans-Allegheny Interstate Line Co. (b)	5.00%	01/15/31	1,419,296
1,980,000	Vistra Operations Co. LLC (b)	5.05%	12/30/26	1,984,895
2,500,000	Vistra Operations Co. LLC (b)	5.70%	12/30/34	2,547,290
				15,812,984
	Electrical Components & Equipments — 0.4%
4,500,000	Molex Electronic Technologies LLC (b)	5.25%	04/30/32	4,516,139
	Environmental Control — 0.4%
3,095,000	Veralto Corp.	5.45%	09/18/33	3,179,382
535,000	Waste Management, Inc.	4.15%	07/15/49	435,408
1,000,000	Waste Management, Inc.	5.35%	10/15/54	967,755
				4,582,545
	Food — 1.7%
1,470,000	Campbell’s (The) Co.	5.40%	03/21/34	1,485,375
4,143,000	Conagra Brands, Inc	5.75%	08/01/35	4,154,867
970,000	Conagra Brands, Inc.	5.30%	11/01/38	913,688
6,305,000	J.M. Smucker (The) Co.	6.20%	11/15/33	6,744,932
1,000,000	Kraft Heinz Foods Co.	5.20%	03/15/32	1,007,553
3,335,000	Kraft Heinz Foods Co.	5.00%	06/04/42	2,969,644
1,000,000	Mars, Inc. (b)	5.20%	03/01/35	1,005,347
3,500,000	Mars, Inc. (b)	5.70%	05/01/55	3,456,737
				21,738,143
	Food Service — 0.4%
5,375,000	Sodexo, Inc. (b)	5.80%	08/15/35	5,502,183
	Healthcare-Products — 0.9%
910,000	Alcon Finance Corp. (b)	5.38%	12/06/32	934,939
2,265,000	Alcon Finance Corp. (b)	5.75%	12/06/52	2,262,605
4,555,000	Solventum Corp.	5.60%	03/23/34	4,673,834
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare-Products (Continued)
$3,040,000	Solventum Corp.	5.90%	04/30/54	$3,016,495
670,000	Zimmer Biomet Holdings, Inc.	5.20%	09/15/34	672,818
				11,560,691
	Healthcare-Services — 2.3%
4,350,000	Centene Corp.	4.25%	12/15/27	4,220,855
2,250,000	Centene Corp.	3.00%	10/15/30	1,961,135
975,000	Charles River Laboratories International, Inc. (b)	3.75%	03/15/29	919,218
2,340,000	Cigna Group (The)	5.40%	03/15/33	2,406,326
1,500,000	Cigna Group (The)	4.80%	08/15/38	1,392,749
1,750,000	Cigna Group (The)	4.80%	07/15/46	1,512,995
1,475,000	Elevance Health, Inc.	4.65%	01/15/43	1,281,018
525,000	Elevance Health, Inc.	5.13%	02/15/53	463,386
100,000	Elevance Health, Inc.	5.70%	02/15/55	95,550
765,000	HCA, Inc.	5.38%	09/01/26	768,292
3,035,000	HCA, Inc.	4.13%	06/15/29	2,976,180
305,000	HCA, Inc.	5.13%	06/15/39	286,149
1,085,000	HCA, Inc.	4.63%	03/15/52	867,777
65,000	IQVIA, Inc. (b)	5.70%	05/15/28	66,578
3,000,000	IQVIA, Inc.	5.70%	05/15/28	3,072,810
510,000	Quest Diagnostics, Inc.	6.40%	11/30/33	558,080
365,000	UnitedHealth Group, Inc.	5.88%	02/15/53	360,421
3,000,000	UnitedHealth Group, Inc.	5.95%	06/15/55	3,002,561
2,710,000	Universal Health Services, Inc.	2.65%	10/15/30	2,398,493
				28,610,573
	Insurance — 1.7%
395,000	Arthur J. Gallagher & Co.	6.50%	02/15/34	431,171
1,330,000	Arthur J. Gallagher & Co.	5.15%	02/15/35	1,322,999
380,000	Arthur J. Gallagher & Co.	6.75%	02/15/54	415,427
40,000	Arthur J. Gallagher & Co.	5.75%	07/15/54	38,739
3,805,000	Arthur J. Gallagher & Co.	5.55%	02/15/55	3,593,064
2,615,000	Brown & Brown, Inc.	4.20%	03/17/32	2,485,718
3,245,000	Brown & Brown, Inc.	5.65%	06/11/34	3,305,431
1,000,000	Brown & Brown, Inc.	4.95%	03/17/52	856,464
1,000,000	Brown & Brown, Inc.	6.25%	06/23/55	1,025,668
785,000	Marsh & McLennan Cos., Inc.	5.35%	11/15/44	760,920
7,553,000	Ryan Specialty LLC (b)	5.88%	08/01/32	7,580,523
				21,816,124
	Lodging — 0.3%
3,250,000	Hyatt Hotels Corp.	5.75%	03/30/32	3,334,569
600,000	Marriott International, Inc.	5.10%	04/15/32	607,392
				3,941,961
	Media — 0.1%
1,850,000	FactSet Research Systems, Inc.	3.45%	03/01/32	1,687,352
	Packaging & Containers — 0.7%
2,000,000	Amcor Flexibles North America, Inc. (b)	5.10%	03/17/30	2,029,618
3,000,000	Amcor Flexibles North America, Inc. (b)	5.50%	03/17/35	3,054,556
45,000	Berry Global, Inc. (b)	5.50%	04/15/28	46,056
820,000	Berry Global, Inc.	5.50%	04/15/28	839,249
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Packaging & Containers (Continued)
$300,000	Berry Global, Inc.	5.65%	01/15/34	$310,247
2,575,000	Packaging Corp. of America	5.70%	12/01/33	2,680,449
				8,960,175
	Pharmaceuticals — 0.3%
395,000	AbbVie, Inc.	4.40%	11/06/42	346,068
1,000,000	AbbVie, Inc.	5.60%	03/15/55	993,778
2,525,000	Becton Dickinson & Co.	4.69%	12/15/44	2,198,855
				3,538,701
	Pipelines — 0.3%
3,000,000	Cheniere Energy Partners, L.P.	4.50%	10/01/29	2,969,069
205,000	Sabine Pass Liquefaction LLC	5.88%	06/30/26	206,000
				3,175,069
	Private Equity — 0.1%
1,500,000	Blackstone Reg Finance Co. LLC	5.00%	12/06/34	1,483,915
	Real Estate — 0.1%
2,000,000	CoStar Group, Inc. (b)	2.80%	07/15/30	1,805,011
	Real Estate Investment Trusts — 0.2%
175,000	Crown Castle, Inc.	4.45%	02/15/26	174,788
865,000	Crown Castle, Inc.	2.90%	04/01/41	618,948
278,000	VICI Properties, L.P.	4.75%	04/01/28	279,699
1,295,000	VICI Properties, L.P.	4.95%	02/15/30	1,301,554
				2,374,989
	Software — 2.0%
3,855,000	AppLovin Corp.	5.38%	12/01/31	3,929,739
850,000	Atlassian Corp.	5.50%	05/15/34	863,480
30,000	Fidelity National Information Services, Inc.	5.10%	07/15/32	30,495
905,000	Fidelity National Information Services, Inc.	3.10%	03/01/41	662,422
550,000	MSCI, Inc. (b)	4.00%	11/15/29	531,627
8,065,000	MSCI, Inc. (b)	3.88%	02/15/31	7,575,912
400,000	Oracle Corp.	6.25%	11/09/32	430,706
1,000,000	Oracle Corp.	5.50%	08/03/35	1,014,441
1,105,000	Oracle Corp.	6.13%	07/08/39	1,150,683
1,630,000	Oracle Corp.	5.38%	09/27/54	1,469,449
2,500,000	Oracle Corp.	6.00%	08/03/55	2,450,789
1,250,000	Roper Technologies, Inc.	4.90%	10/15/34	1,227,998
400,000	Synopsys, Inc.	4.85%	04/01/30	404,660
1,500,000	Synopsys, Inc.	5.15%	04/01/35	1,506,043
750,000	Synopsys, Inc.	5.70%	04/01/55	740,149
965,000	VMware LLC	4.70%	05/15/30	965,875
				24,954,468
	Telecommunications — 0.4%
405,000	AT&T, Inc.	4.75%	05/15/46	352,643
355,000	AT&T, Inc.	3.65%	09/15/59	236,300
405,000	T-Mobile USA, Inc.	3.50%	04/15/31	380,044
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Telecommunications (Continued)
$3,000,000	T-Mobile USA, Inc.	5.13%	05/15/32	$3,044,782
595,000	T-Mobile USA, Inc.	5.65%	01/15/53	573,333
				4,587,102
	Total Corporate Bonds and Notes			258,141,524
	(Cost $255,677,493)
MORTGAGE-BACKED SECURITIES — 17.5%
	Collateralized Mortgage Obligations — 10.6%
	Arroyo Mortgage Trust
154,477	Series 2020-1, Class A1A (b)	1.66%	03/25/55	147,186
	BRAVO Residential Funding Trust
500,000	Series 2019-1, Class A3 (b)	3.50%	03/25/58	421,116
174,682	Series 2019-2, Class A3 (b)	3.50%	10/25/44	166,804
1,126,641	Series 2022-NQM1, Class A1 (b)	3.63%	09/25/61	1,095,015
1,425,223	Series 2025-NQM3, Class A1 (b)	5.57%	03/25/65	1,428,031
	Chase Home Lending Mortgage Trust
595,777	Series 2019-ATR2, Class B1 (b) (e)	3.99%	07/25/49	550,701
380,265	Series 2019-ATR2, Class B2 (b) (e)	3.99%	07/25/49	350,550
	CIM Trust
3,462,194	Series 2019-INV3, Class B1A (b)	4.66%	08/25/49	3,266,237
	Citigroup Mortgage Loan Trust
492,148	Series 2014-A, Class B3 (b) (e)	5.49%	01/25/35	487,086
	COLT Mortgage Loan Trust
691,152	Series 2021-6, Class A1 (b)	1.91%	12/25/66	624,347
1,926,639	Series 2025-4, Class A1, steps up to 6.79% on 05/01/2029 (b) (h)	5.79%	04/25/70	1,939,610
	Connecticut Avenue Securities Trust
2,360,202	Series 2024-R05, Class 2A1, 30 Day Average SOFR + 1.00% (a) (b)	5.35%	07/25/44	2,364,405
2,311,471	Series 2025-R01, Class 1A1, 30 Day Average SOFR + 0.95% (a) (b)	5.30%	01/25/45	2,311,374
2,178,889	Series 2025-R02, Class 1A1, 30 Day Average SOFR + 1.00% (a) (b)	5.35%	02/25/45	2,180,115
	Credit Suisse Mortgage Trust
298,029	Series 2018-RPL9, Class A (b)	3.85%	09/25/57	287,821
207,081	Series 2019-AFC1, Class A1 (b)	3.57%	07/25/49	199,343
398,921	Series 2021-RPL6, Class A1 (b)	2.00%	10/25/60	359,030
	Cross Mortgage Trust
1,919,744	Series 2025-H3, Class A1 (b)	5.88%	04/25/70	1,934,179
	CSMC Trust
2,667,107	Series 2018-J1, Class A2 (b)	3.50%	02/25/48	2,378,005
	Ellington Financial Mortgage Trust
289,000	Series 2019-2, Class M1 (b)	3.47%	11/25/59	270,983
1,864,110	Series 2024-INV2, Class A1, steps up to 6.04% on 09/01/2028 (b) (h)	5.04%	10/25/69	1,848,513
	FARM Mortgage Trust
2,788,864	Series 2024-1, Class A (b) (e)	4.69%	10/01/53	2,662,891
327,067	Series 2024-2, Class A (b) (e)	5.20%	08/01/54	321,660
	Flagstar Mortgage Trust
2,124,942	Series 2018-2, Class B1 (b) (e)	4.00%	04/25/48	1,952,485
	GCAT Trust
505,210	Series 2019-RPL1, Class A1 (b)	2.65%	10/25/68	489,438
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	GS Mortgage-Backed Securities Trust
$190,338	Series 2020-NQM1, Class A3 (b)	2.35%	09/27/60	$179,894
9,000,000	Series 2022-LTV1, Class A14 (b)	3.00%	06/25/52	6,317,025
	HOMES Trust
7,192,961	Series 2024-AFC1, Class A1, steps up to 6.22% on 09/01/2028 (b) (h)	5.22%	08/25/59	7,162,488
2,952,378	Series 2024-AFC2, Class A1 (b)	5.58%	10/25/59	2,944,484
2,205,417	Series 2025-AFC2, Class A1A, steps up to 6.47% on 06/01/2029 (b) (h)	5.47%	06/25/60	2,203,213
	JP Morgan Mortgage Trust
707,035	Series 2017-6, Class A7 (b)	3.50%	12/25/48	638,598
1,127,256	Series 2019-6, Class B1 (b) (e)	4.27%	12/25/49	1,051,592
229,981	Series 2019-INV1, Class A11, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (b)	5.42%	09/25/49	220,806
1,639,556	Series 2019-INV1, Class B1 (b) (e)	4.93%	09/25/49	1,589,352
928,935	Series 2019-INV3, Class A13 (b)	3.50%	05/25/50	833,087
547,318	Series 2019-INV3, Class A3 (b)	3.50%	05/25/50	490,846
487,265	Series 2020-LTV2, Class B1 (b) (e)	4.00%	11/25/50	439,968
5,150,000	Series 2025-3, Class A1C, steps up to 6.64% on 04/01/2029 (b) (h)	5.64%	09/25/55	5,146,561
5,000,000	Series 2025-5MPR, Class A1C, steps up to 6.82% on 05/01/2029 (b) (h)	5.82%	11/25/55	5,020,734
	MetLife Securitization Trust
342,156	Series 2018-1A, Class A (b)	3.75%	03/25/57	331,776
	MFRA Trust
1,705,889	Series 2023-INV2, Class A1, steps up to 7.78% on 09/01/2027 (b) (h)	6.78%	10/25/58	1,721,226
5,205,015	Series 2024-NQM3, Class A1, steps up to 6.72% on 12/01/2028 (b) (h)	5.72%	12/25/69	5,223,387
1,874,017	Series 2025-NQM1, Class A1, steps up to 6.44% on 02/01/2029 (b) (h)	5.44%	03/25/70	1,870,096
	New Residential Mortgage Loan Trust
2,057,090	Series 2016-3A, Class B1 (b)	4.00%	09/25/56	1,998,255
6,574,454	Series 2018-3A, Class A1 (b)	4.50%	05/25/58	6,388,409
265,024	Series 2018-4A, Class A1S, 1 Mo. CME Term SOFR + CSA + 0.75% (a) (b)	5.22%	01/25/48	260,014
	OBX Trust
2,000,000	Series 2025-NQM13, Class A1, steps up to 6.44% on 07/01/2029 (b) (h)	5.44%	05/25/65	2,000,920
	Onslow Bay Mortgage Loan Trust
284,417	Series 2021-NQM4, Class A1 (b)	1.96%	10/25/61	240,013
2,343,708	Series 2025-NQM6, Class A1, steps up to 6.60% on 03/01/2029 (b) (h)	5.60%	03/25/65	2,348,359
	PRKCM Trust
2,546,769	Series 2022-AFC2, Class A1 (b)	5.34%	08/25/57	2,536,371
2,275,360	Series 2025-HOME1, Class A1A, steps up to 6.55% on 03/01/2029 (b) (h)	5.55%	02/25/60	2,276,009
966,183	Series 2025-HOME1, Class A1B, steps up to 6.65% on 03/01/2029 (b) (h)	5.65%	02/25/60	968,333
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	PRPM LLC
$781,303	Series 2024-RPL2, Class A1, steps up to 4.50% on 05/25/2028 (b) (h)	3.50%	05/25/54	$754,752
243,705	Series 2024-RPL3, Class A1, steps up to 5.00% on 11/25/2028 (b) (h)	4.00%	11/25/54	236,387
563,178	Series 2024-RPL4, Class A1, steps up to 5.00% on 12/25/2028 (b) (h)	4.00%	12/25/54	546,813
2,935,744	Series 2025-NQM2, Class A1, steps up to 6.69% on 05/01/2029 (b) (h)	5.69%	04/25/70	2,945,277
959,618	Series 2025-RPL3, Class A1, steps up to 4.25% on 04/01/2028 (b) (h)	3.25%	04/25/55	918,694
2,154,526	Series 2025-RPL4, Class A1, steps up to 4.00% on 05/01/2029 (b) (h)	3.00%	05/25/55	2,011,674
	PRPM Trust
737,908	Series 2023-NQM3, Class A1, steps up to 7.22% on 01/01/2028 (b) (h)	6.22%	11/25/68	741,030
2,500,000	Series 2025-NQM3, Class A1, steps up to 6.61% on 07/01/2029 (b) (h)	5.61%	05/25/70	2,504,640
	RUN Trust
3,779,036	Series 2022-NQM1, Class A1 (b)	4.00%	03/25/67	3,686,793
	Santander Mortgage Asset Receivable Trust
3,363,400	Series 2025-NQM2, Class A1 (b)	5.73%	02/25/65	3,374,495
	Starwood Mortgage Residential Trust
1,133,404	Series 2022-3, Class A1 (b)	4.16%	03/25/67	1,108,504
	Towd Point Mortgage Trust
1,966,707	Series 2019-HY2, Class A1, 1 Mo. CME Term SOFR + CSA + 1.00% (a) (b)	5.47%	05/25/58	2,013,274
1,840,041	Series 2022-1, Class A1 (b)	3.75%	07/25/62	1,740,709
824,488	Series 2022-2, Class A1 (b)	3.75%	07/01/62	778,042
2,769,703	Series 2022-3, Class A1 (b)	3.75%	08/01/62	2,622,367
463,355	Series 2022-4, Class A1 (b)	3.75%	09/25/62	441,662
	TRK Trust
3,313,408	Series 2021-INV1, Class A1 (b)	1.15%	07/25/56	2,984,199
2,467,919	Series 2022-INV1, Class A1 (b)	2.58%	02/25/57	2,294,236
	Verus Securitization Trust
2,406,174	Series 2022-1, Class A1, steps up to 3.72% on 01/01/2026 (b) (h)	2.72%	01/25/67	2,239,830
2,519,603	Series 2022-2, Class A1 (b) (h)	4.26%	02/25/67	2,383,265
2,013,240	Series 2022-INV1, Class A1, steps up to 6.04% on 08/01/2026 (b) (h)	5.04%	08/25/67	2,002,491
1,345,748	Series 2025-3, Class A1, steps up to 6.62% on 04/01/2029 (b) (h)	5.62%	05/25/70	1,352,291
	Vista Point Securitization Trust
270,000	Series 2020-1, Class M1 (b)	4.15%	03/25/65	265,353
	Wells Fargo Mortgage Backed Securities Trust
2,299,955	Series 2018-1, Class B1 (b) (e)	3.65%	07/25/47	2,130,846
124,341	Series 2019-1, Class A1 (b)	3.92%	11/25/48	118,387
				134,634,752
	Commercial Mortgage-Backed Securities — 6.9%
	2023-MIC Trust (The)
2,060,000	Series 2023-MIC, Class A (b) (e)	8.44%	12/05/38	2,231,602
	Arbor Multifamily Mortgage Securities Trust
9,000,000	Series 2020-MF1, Class A4 (b)	2.50%	05/15/53	8,253,142
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Arbor Multifamily Mortgage Securities Trust (Continued)
$772,250	Series 2020-MF1, Class A5 (b)	2.76%	05/15/53	$710,594
125,000	Series 2020-MF1, Class AS (b)	3.06%	05/15/53	114,928
3,167,369	Series 2020-MF1, Class XA, IO (b) (e)	0.93%	05/15/53	111,102
	BANK
28,999,484	Series 2019-BN19, Class XA, IO (e)	0.93%	08/15/61	900,820
325,000	Series 2020-BN26, Class A3	2.16%	03/15/63	291,537
4,808,681	Series 2020-BN26, Class XA, IO (e)	1.19%	03/15/63	196,719
1,477,000	Series 2020-BN29, Class A4	2.00%	11/15/53	1,265,644
6,912,957	Series 2020-BN29, Class XA, IO (e)	1.30%	11/15/53	377,334
53,522,539	Series 2025-BNK49, Class XA, IO (e)	0.63%	03/15/58	2,555,937
	BBCMS Mortgage Trust
3,145,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (b)	5.26%	03/15/37	2,993,543
2,800,000	Series 2020-C8, Class A5	2.04%	10/15/53	2,450,495
1,392,000	Series 2023-C20, Class A5	5.58%	07/15/56	1,439,936
51,900,000	Series 2025-C35, Class XA, IO (e)	0.86%	07/15/58	2,696,511
	Benchmark Mortgage Trust
6,137,837	Series 2020-B21, Class XA, IO (e)	1.41%	12/17/53	345,097
2,700,000	Series 2021-B25, Class A4	2.27%	04/15/54	2,403,471
	BMO Mortgage Trust
5,824,000	Series 2024-5C3, Class XA, IO (e)	1.12%	02/15/57	192,641
750,000	Series 2024-C9, Class A5	5.76%	07/15/57	785,488
3,091,000	Series 2025-C12, Class ASB	5.76%	06/15/58	3,237,655
	BSTN Commercial Mortgage Trust
1,700,000	Series 2025-1C, Class A (b) (e)	5.37%	06/15/44	1,725,568
	BWAY Trust
2,150,000	Series 2025-1535, Class A (b) (e)	6.31%	05/05/42	2,194,875
765,000	Series 2025-1535, Class B (b) (e)	7.46%	05/05/42	793,259
	BX Commercial Mortgage Trust
3,081,000	Series 2020-VIV4, Class A (b)	2.84%	03/09/44	2,813,783
	BX Trust
1,480,000	Series 2021-ARIA, Class A, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (b)	5.36%	10/15/36	1,479,986
2,000,000	Series 2025-GW, Class A, 1 Mo. CME Term SOFR + 1.60% (a) (b)	5.94%	07/15/42	2,009,561
	Cantor Commercial Real Estate Lending
559,013	Series 2019-CF1, Class A2	3.62%	05/15/52	538,621
573,582	Series 2019-CF3, Class ASB	2.94%	01/15/53	552,854
	CFCRE Commercial Mortgage Trust
191,693	Series 2017-C8, Class ASB	3.37%	06/15/50	189,970
	CHI Commercial Mortgage Trust
2,230,000	Series 2025-SFT, Class A (b) (e)	5.48%	04/15/42	2,262,427
62,200,000	Series 2025-SFT, Class XA, IO (b) (e)	0.30%	04/15/42	625,191
	Citigroup Commercial Mortgage Trust
585,049	Series 2018-C5, Class A3	3.96%	06/10/51	575,506
682,857	Series 2019-GC43, Class AAB	2.96%	11/10/52	659,688
	COMM Mortgage Trust
192,321	Series 2016-DC2, Class A4	3.50%	02/10/49	191,868
7,850,000	Series 2024-277P, Class X, IO (b) (e)	0.66%	08/10/44	207,636
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Credit Suisse Mortgage Trust
$1,300,000	Series 2019-UVIL, Class A (b)	3.16%	12/15/41	$1,199,672
	Fashion Show Mall LLC
2,225,000	Series 2024-SHOW, Class A (b) (e)	5.10%	10/10/41	2,234,762
	FREMF Mortgage Trust
322,026,940	Series 2018-K156, Class X2A, IO (b)	0.10%	07/25/36	1,627,492
	GS Mortgage Securities Trust
377,297	Series 2017-GS5, Class AAB	3.47%	03/10/50	373,709
1,794,737	Series 2019-GC39, Class XA, IO (e)	1.09%	05/10/52	62,784
975,000	Series 2024-FAIR, Class A (b) (e)	5.88%	07/15/29	1,001,182
	Hilton USA Trust
845,000	Series 2016-HHV, Class A (b)	3.72%	11/05/38	830,264
1,700,000	Series 2025-NVIL, Class A, 1 Mo. CME Term SOFR + 1.74% (a) (b)	6.08%	07/15/42	1,708,316
	Houston Galleria Mall Trust
2,750,000	Series 2025-HGLR, Class A (b) (e)	5.46%	02/05/45	2,795,799
	JW Trust
1,240,000	Series 2024-BERY, Class A, 1 Mo. CME Term SOFR + 1.59% (a) (b)	5.93%	11/15/39	1,243,394
	Morgan Stanley Capital I Trust
5,625,504	Series 2019-L2, Class XA, IO (e)	0.99%	03/15/52	165,184
	MSWF Commercial Mortgage Trust
40,348,052	Series 2023-1, Class XA, IO (e)	0.86%	05/15/56	2,081,536
1,000,000	Series 2023-2, Class A5	6.01%	12/15/56	1,066,859
	NY Commercial Mortgage Trust
1,520,000	Series 2025-299P, Class A (b) (e)	5.66%	02/10/47	1,568,320
	NYO Commercial Mortgage Trust
3,100,000	Series 2021-1290, Class A, 1 Mo. CME Term SOFR + CSA + 1.10% (a) (b)	5.55%	11/15/38	3,098,648
	SFO Commercial Mortgage Trust
3,288,100	Series 2021-555, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (a) (b)	5.61%	05/15/38	3,275,576
	SKY Trust
2,727,966	Series 2025-LINE, Class A, 1 Mo. CME Term SOFR + 2.59% (a) (b)	6.93%	04/15/42	2,741,268
	UBS Commercial Mortgage Trust
22,402,217	Series 2019-C17, Class XA, IO (e)	1.44%	10/15/52	1,063,319
	Wells Fargo Commercial Mortgage Trust
12,720,181	Series 2017-C41, Class XA, IO (e)	1.15%	11/15/50	256,178
2,737,274	Series 2018-C47, Class AS	4.67%	09/15/61	2,696,510
27,489,002	Series 2019-C49, Class XA, IO (e)	1.24%	03/15/52	905,886
317,843	Series 2020-C58, Class A3	1.81%	07/15/53	281,476
905,000	Series 2021-C61, Class ASB	2.53%	11/15/54	838,546
2,950,000	Series 2022-C62, Class A4	4.00%	04/15/55	2,775,894
	WHARF Commercial Mortgage Trust
2,175,000	Series 2025-DC, Class A (b) (e)	5.35%	07/15/40	2,212,200
				88,479,763
	Total Mortgage-Backed Securities			223,114,515
	(Cost $221,836,332)
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 15.7%
$300,000	U.S. Treasury Bond	4.50%	08/15/39	$296,004
300,000	U.S. Treasury Bond	2.25%	05/15/41	216,170
1,136,000	U.S. Treasury Bond	3.25%	05/15/42	930,189
300,000	U.S. Treasury Bond	4.00%	11/15/42	270,891
300,000	U.S. Treasury Bond	4.38%	08/15/43	282,879
3,900,000	U.S. Treasury Bond	4.63%	11/15/44	3,773,859
7,000,000	U.S. Treasury Bond	5.00%	05/15/45	7,103,906
695,000	U.S. Treasury Bond	2.25%	08/15/46	450,203
1,130,000	U.S. Treasury Bond	2.75%	08/15/47	796,032
2,000,000	U.S. Treasury Bond	3.00%	02/15/48	1,468,984
4,000,000	U.S. Treasury Bond	3.13%	05/15/48	2,999,219
3,000,000	U.S. Treasury Bond	3.00%	08/15/48	2,193,281
395,000	U.S. Treasury Bond	3.38%	11/15/48	308,748
3,500,000	U.S. Treasury Bond	3.00%	02/15/49	2,547,070
7,000,000	U.S. Treasury Bond	1.38%	08/15/50	3,404,297
300,000	U.S. Treasury Bond	4.00%	11/15/52	258,627
6,700,000	U.S. Treasury Bond	4.50%	11/15/54	6,287,531
2,000,000	U.S. Treasury Bond	4.63%	02/15/55	1,916,563
10,000,000	U.S. Treasury Bond	4.75%	05/15/55	9,782,031
15,000,000	U.S. Treasury Bond, STRIPS	(i)	02/15/40	7,604,423
14,250,000	U.S. Treasury Bond, STRIPS	(i)	11/15/41	6,495,440
7,000,000	U.S. Treasury Bond, STRIPS	(i)	08/15/42	3,049,638
8,000,000	U.S. Treasury Bond, STRIPS	(i)	11/15/42	3,432,974
7,522,320	U.S. Treasury Inflation Indexed Bonds (j)	0.13%	07/15/30	7,078,159
4,000,000	U.S. Treasury Note	3.75%	04/30/27	3,984,609
2,000,000	U.S. Treasury Note	3.88%	05/31/27	1,996,641
7,000,000	U.S. Treasury Note	3.75%	06/30/27	6,974,297
2,900,000	U.S. Treasury Note	4.13%	11/15/27	2,913,084
15,000,000	U.S. Treasury Note	4.00%	12/15/27	15,034,570
11,000,000	U.S. Treasury Note	4.25%	01/15/28	11,086,582
8,000,000	U.S. Treasury Note	4.25%	02/15/28	8,067,500
10,000,000	U.S. Treasury Note	3.88%	03/15/28	9,999,023
4,000,000	U.S. Treasury Note	3.75%	04/15/28	3,985,469
5,500,000	U.S. Treasury Note	3.50%	04/30/28	5,444,355
4,000,000	U.S. Treasury Note	4.38%	08/31/28	4,055,938
2,000,000	U.S. Treasury Note	4.00%	02/28/30	2,005,742
5,000,000	U.S. Treasury Note	3.88%	04/30/30	4,985,547
1,500,000	U.S. Treasury Note	3.63%	09/30/31	1,463,818
2,000,000	U.S. Treasury Note	4.38%	01/31/32	2,030,508
4,000,000	U.S. Treasury Note	4.13%	03/31/32	4,002,422
7,000,000	U.S. Treasury Note	4.00%	04/30/32	6,950,098
2,000,000	U.S. Treasury Note	4.13%	05/31/32	1,999,375
10,000,000	U.S. Treasury Note	4.00%	06/30/32	9,920,313
510,000	U.S. Treasury Note	2.75%	08/15/32	466,869
20,000,000	U.S. Treasury Note	4.25%	05/15/35	19,826,562
	Total U.S. Government Bonds and Notes			200,140,440
	(Cost $199,161,888)
ASSET-BACKED SECURITIES — 5.5%
	American Heritage Auto Receivables Trust
640,000	Series 2024-1A, Class A3 (b)	4.90%	09/17/29	641,917
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	ASSURANT CLO II Ltd.
$38,780	Series 2018-2A, Class A, 3 Mo. CME Term SOFR + CSA + 1.04% (a) (b)	5.63%	04/20/31	$38,820
	Battalion CLO XXIV Ltd.
2,000,000	Series 2022-24A, Class AR, 3 Mo. CME Term SOFR + 1.33% (a) (b)	5.65%	07/14/36	2,004,021
	Capital Street Master Trust
250,000	Series 2024-1, Class A, 30 Day Average SOFR + 1.35% (a) (b)	5.69%	10/16/28	250,048
2,500,000	Series 2025-1, Class A, 30 Day Average SOFR + 1.10% (a) (b) (k)	5.45%	08/16/29	2,500,000
	Cbam Ltd.
1,495,000	Series 2018-7A, Class B1, 3 Mo. CME Term SOFR + CSA + 1.60% (a) (b)	6.19%	07/20/31	1,500,971
	Chase Auto Owner Trust
876,000	Series 2022-AA, Class A4 (b)	3.99%	03/27/28	872,252
95,000	Series 2024-1A, Class A4 (b)	5.05%	10/25/29	96,499
	CIFC Funding Ltd.
2,000,000	Series 2015-4A, Class A1A2, 3 Mo. CME Term SOFR + CSA + 1.07% (a) (b)	5.66%	04/20/34	2,004,366
	CoreVest American Finance Trust
510,030	Series 2019-3, Class A (b)	2.71%	10/15/52	506,606
141,794	Series 2020-1, Class A2 (b)	2.30%	03/15/50	133,230
10,196	Series 2020-2, Class A (b)	3.38%	05/15/52	10,130
687,323	Series 2020-3, Class A (b)	1.36%	08/15/53	678,710
239,856	Series 2021-1, Class A (b)	1.57%	04/15/53	234,010
251,694	Series 2021-2, Class A (b)	1.41%	07/15/54	240,949
	Elmwood CLO X Ltd.
2,000,000	Series 2021-3A, Class AR2, 3 Mo. CME Term SOFR + 1.30% (a) (b)	5.56%	07/20/38	2,006,600
	Flagship Credit Auto Trust
1,380,978	Series 2024-3, Class A (b)	4.88%	11/15/28	1,382,816
	FNA VI LLC
655,694	Series 2021-1A, Class A (b)	1.35%	01/10/32	609,139
	Garnet CLO 2 Ltd.
2,000,000	Series 2025-2A, Class A, 3 Mo. CME Term SOFR + 1.35% (a) (b) (l)	0.00%	10/20/38	2,001,720
	GLS Auto Receivables Issuer Trust
900,000	Series 2024-3A, Class A3 (b)	5.02%	04/17/28	901,923
	GLS Auto Select Receivables Trust
1,250,000	Series 2023-1A, Class A3 (b)	5.96%	10/16/28	1,260,059
	Gracie Point International Funding LLC
832,000	Series 2024-1A, Class A, 90 Day Average SOFR + 1.70% (a) (b)	6.12%	03/01/28	833,618
	Harriman Park CLO Ltd.
2,000,000	Series 2020-1A, Class ARR, 3 Mo. CME Term SOFR + 1.30% (a) (b)	5.63%	07/20/38	2,005,500
	Home Partners of America Trust
963,360	Series 2020-2, Class A (b)	1.53%	01/17/41	868,586
	HPEFS Equipment Trust
1,000,000	Series 2023-2A, Class A3 (b)	5.99%	01/21/31	1,001,535
	OHA Credit Funding 15-R Ltd.
2,200,000	Series 2023-15RA, Class A, 3 Mo. CME Term SOFR + 1.29% (a) (b)	5.60%	07/20/38	2,206,050
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Oscar US Funding XV LLC
$775,000	Series 2023-1A, Class A3 (b)	5.81%	12/10/27	$780,280
	Oscar US Funding XVII LLC
100,000	Series 2024-2A, Class A3 (b)	4.47%	03/12/29	99,834
	OZLM XXIV Ltd.
660,209	Series 2019-24A, Class A1AR, 3 Mo. CME Term SOFR + CSA + 1.16% (a) (b)	5.75%	07/20/32	661,603
	Pagaya AI Debt Grantor Trust
1,036,461	Series 2024-10, Class A (b)	5.18%	06/15/32	1,039,049
1,149,196	Series 2024-11, Class A (b)	5.09%	07/15/32	1,150,342
242,813	Series 2024-8, Class A (b)	5.33%	01/15/32	243,313
329,689	Series 2024-9, Class A (b)	5.07%	03/15/32	329,440
4,999,573	Series 2025-1, Class A2 (b)	5.16%	07/15/32	5,007,489
1,200,146	Series 2025-2, Class A (b) (d)	4.83%	10/15/32	1,199,377
2,500,000	Series 2025-5, Class A2 (b)	5.11%	03/15/33	2,503,647
	Pagaya AI Debt Trust
1,000,000	Series 2025-4, Class A2 (b)	5.37%	01/17/33	1,004,819
2,607,458	Series 2025-R1, Class A1 (b)	4.87%	05/18/26	2,607,074
	PFS Financing Corp.
1,000,000	Series 2025-C, Class A, 30 Day Average SOFR + 0.95% (a) (b)	5.29%	04/15/29	1,000,900
1,500,000	Series 2025-D, Class A (b)	4.47%	05/15/30	1,501,447
	Progress Residential Trust
5,493,212	Series 2025-SFR1, Class A (b)	3.40%	02/17/42	5,194,321
2,600,000	Series 2025-SFR3, Class A (b)	3.39%	07/17/42	2,434,225
	Research-Driven Pagaya Motor Asset Trust
1,442,332	Series 2023-3A, Class A (b)	7.13%	01/26/32	1,446,546
	Rockland Park CLO Ltd.
2,000,000	Series 2021-1A, Class A1R, 3 Mo. CME Term SOFR + 1.30% (a) (b) (l)	0.00%	07/20/38	2,001,500
	Silver Point CLO 7 Ltd.
500,000	Series 2024-7A, Class A1, 3 Mo. CME Term SOFR + 1.36% (a) (b)	5.68%	01/15/38	501,469
	Silver Point CLO 9 Ltd.
1,500,000	Series 2025-9A, Class A1, 3 Mo. CME Term SOFR + 1.52% (a) (b)	5.81%	03/31/38	1,506,315
	Sixth Street CLO XX Ltd.
2,000,000	Series 2021-20A, Class A1R, 3 Mo. CME Term SOFR + 1.32% (a) (b)	5.58%	07/17/38	1,999,983
	Sound Point CLO XXVIII Ltd.
847,961	Series 2020-3A, Class A1R, 3 Mo. CME Term SOFR + 1.28% (a) (b)	5.60%	01/25/32	849,237
	STAR Trust
5,000,000	Series 2025-SFR5, Class A, 1 Mo. CME Term SOFR + 1.45% (a) (b)	5.79%	02/17/42	5,007,094
	Steele Creek CLO Ltd.
250,000	Series 2018-1A, Class B, 3 Mo. CME Term SOFR + CSA + 1.48% (a) (b)	6.06%	04/15/31	250,695
	Stratus Funding CLO Ltd.
2,250,000	Series 2025-1A, Class A2, 3 Mo. CME Term SOFR + 1.33% (a) (b)	5.67%	07/15/33	2,249,895
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Venture XIX CLO Ltd.
$247,819	Series 2014-19A, Class ARR, 3 Mo. CME Term SOFR + CSA + 1.26% (a) (b)	5.84%	01/15/32	$248,436
	Total Asset-Backed Securities			69,608,405
	(Cost $69,294,225)
FOREIGN CORPORATE BONDS AND NOTES — 3.7%
	Banks — 1.2%
2,330,000	Barclays PLC (g)	4.97%	05/16/29	2,352,202
2,000,000	BNP Paribas S.A. (b) (g)	5.09%	05/09/31	2,020,194
2,000,000	BNP Paribas S.A. (b) (g)	5.89%	12/05/34	2,104,048
1,000,000	Credit Agricole S.A. (b) (g)	5.34%	01/10/30	1,021,702
1,770,000	Lloyds Banking Group PLC (g)	5.72%	06/05/30	1,837,028
345,000	Lloyds Banking Group PLC (g)	5.68%	01/05/35	354,398
2,710,000	UBS Group AG (b) (g)	4.19%	04/01/31	2,650,045
2,500,000	UBS Group AG (b) (g)	5.58%	05/09/36	2,547,243
				14,886,860
	Beverages — 0.1%
240,000	Bacardi Ltd. / Bacardi-Martini B.V. (b)	5.25%	01/15/29	243,938
1,000,000	Bacardi-Martini B.V. (b)	5.55%	02/01/30	1,027,552
				1,271,490
	Building Materials — 0.2%
3,000,000	Cemex S.A.B. de C.V. (b)	5.45%	11/19/29	3,019,191
	Entertainment — 0.5%
1,105,000	Flutter Treasury Designated Activity Co. (b)	6.38%	04/29/29	1,137,096
4,900,000	Flutter Treasury Designated Activity Co. (b)	5.88%	06/04/31	4,935,378
				6,072,474
	Healthcare-Services — 0.5%
3,800,000	Icon Investments Six Designated Activity Co.	5.85%	05/08/29	3,941,847
2,415,000	Icon Investments Six Designated Activity Co.	6.00%	05/08/34	2,472,672
				6,414,519
	Insurance — 0.1%
1,530,000	Aon Global Ltd.	4.75%	05/15/45	1,336,840
	Packaging & Containers — 0.6%
6,500,000	CCL Industries, Inc. (b)	3.05%	06/01/30	6,017,181
845,000	Smurfit Kappa Treasury ULC	5.20%	01/15/30	866,235
1,050,000	Smurfit Kappa Treasury ULC	5.44%	04/03/34	1,072,075
				7,955,491
	Software — 0.5%
670,000	Constellation Software, Inc. (b)	5.46%	02/16/34	679,063
4,895,000	Open Text Corp. (b)	6.90%	12/01/27	5,058,718
				5,737,781
	Total Foreign Corporate Bonds and Notes			46,694,646
	(Cost $46,064,223)
U.S. GOVERNMENT AGENCY SECURITIES — 1.1%
14,121,000	Tennessee Valley Authority	5.25%	02/01/55	13,704,435
	(Cost $13,961,833)
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 0.5%
	New York — 0.5%
$4,000,000	City of NY, Ser G-1	5.25%	02/01/50	$4,095,906
1,640,000	NY City Transitional Fin Auth, Ser A (l)	5.50%	05/01/50	1,729,950
	Total Municipal Bonds			5,825,856
	(Cost $5,858,451)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.0%
	Capital Markets — 0.0%
20,000	First Trust Commercial Mortgage Opportunities ETF (m)	406,700
	(Cost $407,187)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 3.1%
10,000,000	U.S. Treasury Bill	(i)	08/07/25	9,992,895
10,000,000	U.S. Treasury Bill	(i)	09/09/25	9,953,736
20,000,000	U.S. Treasury Bill	(i)	10/28/25	19,793,126
	Total U.S. Treasury Bills			39,739,757
	(Cost $39,740,845)

Shares	Description	Value
MONEY MARKET FUNDS — 1.6%
20,501,721	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (n)	20,501,721
	(Cost $20,501,721)
	Total Investments — 105.5%	1,342,961,708
	(Cost $1,335,388,427)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.0%
	Call Options Purchased — 0.0%
13	U.S. 2-Year Treasury Futures Call	$2,690,797	$104.25	08/22/25	609
54	U.S. Treasury Long Bond Futures Call	6,166,125	116.00	08/22/25	27,000
	Total Purchased Options				27,609
	(Cost $27,993)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (0.6)%
	Pass-Through Securities — (0.6)%
	Federal National Mortgage Association
$(2,013,000)	Pool TBA (f)	3.50%	08/15/55	(1,798,540)
(5,675,000)	Pool TBA	4.50%	09/15/55	(5,381,816)
	Total Investments Sold Short — (0.6)%			(7,180,356)
	(Proceeds $7,191,984)

See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2025
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.0)%
(118)	3 Month SOFR Futures Call	$(28,533,875)	$97.50	12/10/27	$(76,700)
(12)	U.S. 2-Year Treasury Futures Call	(2,489,531)	104.25	11/21/25	(4,688)
(20)	U.S. 5-Year Treasury Futures Call	(2,163,438)	109.00	08/22/25	(2,344)
(55)	U.S. 5-Year Treasury Futures Call	(5,949,453)	110.50	08/22/25	(1,289)
(4)	U.S. 5-Year Treasury Futures Call	(432,688)	112.00	08/22/25	(63)
(8)	U.S. 5-Year Treasury Futures Call	(866,563)	111.00	11/21/25	(1,625)
(29)	U.S. 10-Year Treasury Futures Call	(3,220,813)	112.00	08/22/25	(6,797)
(29)	U.S. 10-Year Treasury Futures Call	(3,220,813)	114.50	08/22/25	(906)
(143)	U.S. 10-Year Treasury Futures Call	(15,881,937)	115.00	08/22/25	(4,469)
(59)	U.S. 10-Year Treasury Futures Call	(6,552,687)	114.00	11/21/25	(25,812)
(72)	U.S. 10-Year Treasury Futures Call	(7,996,500)	115.00	11/21/25	(21,375)
(8)	U.S. 10-Year Treasury Futures Call	(888,500)	116.00	11/21/25	(1,625)
(5)	U.S. Treasury Long Bond Futures Call	(567,031)	124.00	02/20/26	(4,688)
(8)	U.S. Treasury Long Bond Futures Call	(913,500)	113.00	08/22/25	(15,125)
(13)	U.S. Treasury Long Bond Futures Call	(1,484,438)	123.00	08/22/25	(609)
(213)	U.S. Treasury Long Bond Futures Call	(24,321,937)	124.00	08/22/25	(6,656)
(10)	U.S. Treasury Long Bond Futures Call	(1,141,875)	128.00	08/22/25	(156)
(32)	U.S. Treasury Long Bond Futures Call	(3,642,000)	116.00	11/21/25	(62,500)
(99)	U.S. Treasury Long Bond Futures Call	(11,267,437)	118.00	11/21/25	(131,484)
(165)	U.S. Treasury Long Bond Futures Call	(18,779,062)	120.00	11/21/25	(146,953)
(18)	U.S. Treasury Long Bond Futures Call	(2,048,625)	121.00	11/21/25	(13,219)
(108)	U.S. Treasury Long Bond Futures Call	(12,291,750)	122.00	11/21/25	(64,125)
(83)	U.S. Treasury Long Bond Futures Call	(9,446,437)	124.00	11/21/25	(33,719)
(8)	U.S. Treasury Long Bond Futures Call	(910,500)	125.00	11/21/25	(2,750)
(2)	U.S. Treasury Long Bond Futures Call	(227,625)	126.00	11/21/25	(594)
(7)	U.S. Treasury Long Bond Futures Call	(796,688)	128.00	11/21/25	(1,531)
(8)	Ultra 10-Year U.S. Treasury Futures Call	(904,625)	116.00	08/22/25	(625)
(14)	Ultra 10-Year U.S. Treasury Futures Call	(1,583,531)	115.00	11/21/25	(14,437)
(8)	Ultra U.S. Treasury Long Bond Futures Call	(938,500)	122.00	08/22/25	(1,875)
	Total Call Options Written				(648,739)
	(Premiums received $1,143,735)
	Put Options Written — (0.1)%
(100)	3 Month SOFR Futures Put	(24,181,250)	95.00	12/11/26	(11,250)
(118)	3 Month SOFR Futures Put	(28,533,875)	95.50	12/10/27	(62,687)
(30)	U.S. 2-Year Treasury Futures Put	(6,209,531)	103.50	08/22/25	(9,844)
(194)	U.S. 2-Year Treasury Futures Put	(40,247,422)	103.00	11/21/25	(36,375)
(18)	U.S. 2-Year Treasury Futures Put	(3,734,297)	103.25	11/21/25	(5,625)
(38)	U.S. 2-Year Treasury Futures Put	(7,883,516)	103.50	11/21/25	(19,000)
(68)	U.S. 5-Year Treasury Futures Put	(7,355,687)	106.75	08/22/25	(2,125)
(35)	U.S. 5-Year Treasury Futures Put	(3,791,211)	106.00	11/21/25	(6,016)
(74)	U.S. 5-Year Treasury Futures Put	(8,015,703)	106.50	11/21/25	(18,500)
(26)	U.S. 10-Year Treasury Futures Put	(2,887,625)	110.00	08/22/25	(4,875)
(30)	U.S. 10-Year Treasury Futures Put	(3,331,875)	107.00	11/21/25	(7,500)
(4)	U.S. 10-Year Treasury Futures Put	(444,250)	107.50	11/21/25	(1,250)
(37)	U.S. 10-Year Treasury Futures Put	(4,109,313)	108.00	11/21/25	(14,453)
(57)	U.S. 10-Year Treasury Futures Put	(6,330,562)	109.00	11/21/25	(33,844)
(233)	U.S. Treasury Long Bond Futures Put	(26,605,687)	116.00	08/22/25	(538,812)
(12)	U.S. Treasury Long Bond Futures Put	(1,365,750)	98.00	11/21/25	(2,250)
(31)	U.S. Treasury Long Bond Futures Put	(3,528,188)	99.00	11/21/25	(6,297)
(10)	U.S. Treasury Long Bond Futures Put	(1,138,125)	103.00	11/21/25	(3,906)
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2025
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written (Continued)
(8)	U.S. Treasury Long Bond Futures Put	$(910,500)	$105.00	11/21/25	$(4,625)
(4)	U.S. Treasury Long Bond Futures Put	(455,250)	106.00	11/21/25	(2,750)
(225)	U.S. Treasury Long Bond Futures Put	(25,607,812)	107.00	11/21/25	(189,844)
(41)	U.S. Treasury Long Bond Futures Put	(4,666,313)	108.00	11/21/25	(41,641)
(28)	U.S. Treasury Long Bond Futures Put	(3,186,750)	110.00	11/21/25	(41,125)
(29)	U.S. Treasury Long Bond Futures Put	(3,288,781)	110.00	02/20/26	(74,312)
(4)	Ultra 10-Year U.S. Treasury Long Bond Futures Put	(452,313)	111.00	08/22/25	(625)
(26)	Ultra U.S. Treasury Long Bond Futures Put	(3,050,125)	110.00	08/22/25	(4,063)
(4)	Ultra U.S. Treasury Long Bond Futures Put	(469,250)	112.00	08/22/25	(1,063)
(2)	Ultra U.S. Treasury Long Bond Futures Put	(234,125)	110.00	11/21/25	(2,781)
	Total Put Options Written				(1,147,438)
	(Premiums received $1,572,703)
	Total Written Options				(1,796,177)
	(Premiums received $2,716,438)
	Net Other Assets and Liabilities — (4.8)%				(60,846,165)
	Net Assets — 100.0%				$1,273,166,619
Futures Contracts at July 31, 2025 (See Note 2D - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	1,116	Sep-2025	$230,994,564	$(356,693)
U.S. 5-Year Treasury Notes	647	Sep-2025	69,987,203	(48,070)
U.S. Treasury Long Bond Futures	236	Sep-2025	26,948,250	439,866
Ultra U.S. Treasury Bond Futures	202	Sep-2025	23,697,125	309,173
			$351,627,142	$344,276

Futures Contracts Short
U.S. 10-Year Treasury Notes	34	Sep-2025	$(3,776,125)	$(12,250)
Ultra 10-Year U.S. Treasury Notes	329	Sep-2025	(37,202,703)	(174,323)
			$(40,978,828)	$(186,573)
		Total	$310,648,314	$157,703

(a)	Floating or variable rate security.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2025, securities noted as such amounted to $378,202,829 or 29.7% of net assets.

(c)	Inverse floating rate security.
(d)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(e)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(f)	All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2I - Mortgage Dollar Rolls and TBA Transactions in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2025
(g)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2025. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(h)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(i)	Zero coupon security.
(j)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(k)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
July 31, 2025, securities noted as such are valued at $2,500,000 or 0.2% of net assets.

(l)	When-issued security. The interest rate shown reflects the rate in effect at July 31, 2025. Interest will begin accruing on the security’s first settlement date.
(m)	Investment in an affiliated fund.
(n)	Rate shown reflects yield as of July 31, 2025.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
STRIPS	– Separate Trading of Registered Interest and Principal of Securities
TBA	– To-Be-Announced Security

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$465,083,709	$—	$465,083,709	$—
Corporate Bonds and Notes*	258,141,524	—	258,141,524	—
Mortgage-Backed Securities	223,114,515	—	223,114,515	—
U.S. Government Bonds and Notes	200,140,440	—	200,140,440	—
Asset-Backed Securities	69,608,405	—	69,608,405	—
Foreign Corporate Bonds and Notes*	46,694,646	—	46,694,646	—
U.S. Government Agency Securities	13,704,435	—	13,704,435	—
Municipal Bonds	5,825,856	—	5,825,856	—
Exchange-Traded Funds*	406,700	406,700	—	—
U.S. Treasury Bills	39,739,757	—	39,739,757	—
Money Market Funds	20,501,721	20,501,721	—	—
Total Investments	1,342,961,708	20,908,421	1,322,053,287	—
Purchased Options	27,609	27,609	—	—
Futures Contracts**	749,039	749,039	—	—
Total	$1,343,738,356	$21,685,069	$1,322,053,287	$—

See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2025
LIABILITIES TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(7,180,356)	$—	$(7,180,356)	$—
Written Options	(1,796,177)	(1,796,177)	—	—
Futures Contracts**	(591,336)	(591,336)	—	—
Total	$(9,567,869)	$(2,387,513)	$(7,180,356)	$—

*	See Portfolio of Investments for industry breakout.
**
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

See Notes to Financial Statements

First Trust Commercial Mortgage Opportunities ETF (CAAA)
Portfolio of Investments
July 31, 2025

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 95.0%
	Commercial Mortgage-Backed Securities — 95.0%
	2023-MIC Trust (The)
$280,000	Series 2023-MIC, Class A (a) (b)	8.44%	12/05/38	$303,325
	Arbor Multifamily Mortgage Securities Trust
390,000	Series 2020-MF1, Class A4 (a)	2.50%	05/15/53	357,636
150,000	Series 2020-MF1, Class AS (a)	3.06%	05/15/53	137,913
	BANK
2,890,392	Series 2018-BN10, Class XA, IO (b)	0.68%	02/15/61	42,646
275,000	Series 2018-BN13, Class A4	3.95%	08/15/61	271,061
7,611,160	Series 2019-BN19, Class XA, IO (b)	0.93%	08/15/61	236,428
4,111,597	Series 2019-BN23, Class XA, IO (b)	0.68%	12/15/52	101,612
325,000	Series 2020-BN26, Class A3	2.16%	03/15/63	291,537
2,401,995	Series 2020-BN26, Class XA, IO (b)	1.19%	03/15/63	98,263
500,000	Series 2020-BN29, Class A4	2.00%	11/15/53	428,451
350,000	Series 2020-BN30, Class A4	1.93%	12/15/53	301,210
7,500,000	Series 2021-BN31, Class XB, IO (b)	0.87%	02/15/54	309,570
318,750	Series 2021-BN33, Class A5	2.56%	05/15/64	282,111
5,178,859	Series 2025-BNK49, Class XA, IO (b)	0.63%	03/15/58	247,313
	BBCMS Mortgage Trust
268,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (c)	5.26%	03/15/37	255,094
550,000	Series 2020-C8, Class A5	2.04%	10/15/53	481,347
300,000	Series 2022-C16, Class A5	4.60%	06/15/55	293,517
5,800,000	Series 2025-C35, Class XA, IO (b)	0.86%	07/15/58	301,344
	Benchmark Mortgage Trust
329,000	Series 2020-B18, Class A5	1.93%	07/15/53	286,075
500,000	Series 2021-B25, Class A4	2.27%	04/15/54	445,087
425,000	Series 2023-B40, Class ASB	6.25%	12/15/56	457,850
2,443,885	Series 2024-V6, Class XA, IO (b)	1.34%	03/15/57	102,263
	BMO Mortgage Trust
260,000	Series 2023-C5, Class ASB	5.99%	06/15/56	272,296
250,000	Series 2024-C9, Class A5	5.76%	07/15/57	261,829
350,000	Series 2025-C12, Class ASB	5.76%	06/15/58	366,606
	BPR Mortgage Trust
250,000	Series 2023-STON, Class A (a)	7.50%	12/05/39	259,548
	BPR Trust
69,494	Series 2021-WILL, Class A, 1 Mo. CME Term SOFR + CSA + 1.75% (a) (c)	6.21%	06/15/38	69,355
	BSTN Commercial Mortgage Trust
300,000	Series 2025-1C, Class A (a) (b)	5.37%	06/15/44	304,512
	BWAY Trust
255,000	Series 2025-1535, Class A (a) (b)	6.31%	05/05/42	260,322
	BX Commercial Mortgage Trust
489,000	Series 2020-VIV4, Class A (a)	2.84%	03/09/44	446,589
	BX Trust
370,000	Series 2021-ARIA, Class A, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (c)	5.36%	10/15/36	369,997
260,000	Series 2025-GW, Class A, 1 Mo. CME Term SOFR + 1.60% (a) (c)	5.94%	07/15/42	261,243
See Notes to Financial Statements

First Trust Commercial Mortgage Opportunities ETF (CAAA)
Portfolio of Investments (Continued)
July 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Cali Mortgage Trust
$134,000	Series 2024-SUN, Class A, 1 Mo. CME Term SOFR + 1.89% (a) (c)	6.23%	07/15/41	$134,428
	Cantor Commercial Real Estate Lending
345,322	Series 2019-CF1, Class A2	3.62%	05/15/52	332,726
	CFCRE Commercial Mortgage Trust
7,582,957	Series 2017-C8, Class XA, IO (b)	1.47%	06/15/50	139,672
	CHI Commercial Mortgage Trust
270,000	Series 2025-SFT, Class A (a) (b)	5.48%	04/15/42	273,926
	Citigroup Commercial Mortgage Trust
426,785	Series 2019-GC43, Class AAB	2.96%	11/10/52	412,305
	Credit Suisse Mortgage Trust
375,000	Series 2019-UVIL, Class A (a)	3.16%	12/15/41	346,059
	CSAIL Commercial Mortgage Trust
226,000	Series 2015-C3, Class B (b)	3.99%	08/15/48	211,975
	Fashion Show Mall LLC
275,000	Series 2024-SHOW, Class A (a) (b)	5.10%	10/10/41	276,207
	GS Mortgage Securities Trust
304,877	Series 2017-GS6, Class A2	3.16%	05/10/50	299,449
8,648,745	Series 2019-GC39, Class XA, IO (b)	1.09%	05/10/52	302,555
300,000	Series 2024-FAIR, Class A (a) (b)	5.88%	07/15/29	308,056
	Hawaii Hotel Trust
257,500	Series 2025-MAUI, Class A, 1 Mo. CME Term SOFR + 1.39% (a) (c)	5.73%	03/15/42	257,860
	Hilton USA Trust
300,000	Series 2025-NVIL, Class A, 1 Mo. CME Term SOFR + 1.74% (a) (c)	6.08%	07/15/42	301,468
	Houston Galleria Mall Trust
280,000	Series 2025-HGLR, Class A (a) (b)	5.46%	02/05/45	284,663
	ILPT Trust
225,000	Series 2019-SURF, Class A (a)	4.15%	02/11/41	218,007
	JW Trust
260,000	Series 2024-BERY, Class A, 1 Mo. CME Term SOFR + 1.59% (a) (c)	5.93%	11/15/39	260,712
	Manhattan West Mortgage Trust
287,000	Series 2020-1MW, Class A (a)	2.13%	09/10/39	270,756
	Morgan Stanley Capital I Trust
290,000	Series 2018-L1, Class A3	4.14%	10/15/51	286,011
310,015	Series 2019-L2, Class A3	3.81%	03/15/52	299,146
12,281,283	Series 2019-L2, Class XA, IO (b)	0.99%	03/15/52	360,620
	MSWF Commercial Mortgage Trust
5,348,114	Series 2023-1, Class XA, IO (b)	0.86%	05/15/56	275,907
	NY Commercial Mortgage Trust
250,000	Series 2025-299P, Class A (a) (b)	5.66%	02/10/47	257,947
	NYO Commercial Mortgage Trust
375,000	Series 2021-1290, Class A, 1 Mo. CME Term SOFR + CSA + 1.10% (a) (c)	5.55%	11/15/38	374,836
	SFO Commercial Mortgage Trust
319,200	Series 2021-555, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (a) (c)	5.61%	05/15/38	317,984
See Notes to Financial Statements

First Trust Commercial Mortgage Opportunities ETF (CAAA)
Portfolio of Investments (Continued)
July 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	SKY Trust
$279,123	Series 2025-LINE, Class A, 1 Mo. CME Term SOFR + 2.59% (a) (c)	6.93%	04/15/42	$280,484
	Wells Fargo Commercial Mortgage Trust
375,000	Series 2018-C47, Class A4	4.44%	09/15/61	372,241
76,100	Series 2018-C47, Class AS	4.67%	09/15/61	74,967
4,117,154	Series 2021-C59, Class XA, IO (b)	1.49%	04/15/54	249,316
380,000	Series 2022-C62, Class A4	4.00%	04/15/55	357,573
	WHARF Commercial Mortgage Trust
325,000	Series 2025-DC, Class A (a) (b)	5.35%	07/15/40	330,559
	Total Mortgage-Backed Securities			17,372,365
	(Cost $17,238,455)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.6%
	Commercial Mortgage-Backed Securities — 0.6%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
160,000	Series 2020-RR05, Class X, IO	2.01%	01/27/29	9,382
1,500,000	Series 2020-RR07, Class AX, IO (d)	2.47%	09/27/28	93,085
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
492,799	Series 2016-KIR1, Class X, IO (b)	1.00%	03/25/26	1,719
	Total U.S. Government Agency Mortgage-Backed Securities			104,186
	(Cost $108,365)

Shares	Description	Value
MONEY MARKET FUNDS — 3.6%
655,161	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (e)	655,161
	(Cost $655,161)

	Total Investments — 99.2%	18,131,712
	(Cost $18,001,981)
	Net Other Assets and Liabilities — 0.8%	154,547
	Net Assets — 100.0%	$18,286,259
Futures Contracts at July 31, 2025 (See Note 2D - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	17	Sep-2025	$3,518,734	$(5,327)
U.S. 5-Year Treasury Notes	4	Sep-2025	432,688	500
U.S. 10-Year Treasury Notes	8	Sep-2025	888,500	1,687
Ultra 10-Year U.S. Treasury Notes	1	Sep-2025	113,078	1,074
		Total	$4,953,000	$(2,066)

See Notes to Financial Statements

First Trust Commercial Mortgage Opportunities ETF (CAAA)
Portfolio of Investments (Continued)
July 31, 2025
(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2025, securities noted as such amounted to $7,519,486 or 41.1% of net assets.

(b)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(c)	Floating or variable rate security.
(d)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(e)	Rate shown reflects yield as of July 31, 2025.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$17,372,365	$—	$17,372,365	$—
U.S. Government Agency Mortgage-Backed Securities	104,186	—	104,186	—
Money Market Funds	655,161	655,161	—	—
Total Investments	18,131,712	655,161	17,476,551	—
Futures Contracts*	3,261	3,261	—	—
Total	$18,134,973	$658,422	$17,476,551	$—

LIABILITIES TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts*	$(5,327)	$(5,327)	$—	$—

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments
July 31, 2025

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 55.1%
	Collateralized Mortgage Obligations — 31.9%
	BRAVO
$255,000	Series 2024-NQM6, Class B1 (a)	7.30%	08/01/64	$257,028
	COLT Mortgage Loan Trust
340,000	Series 2021-HX1, Class B3A (a) (b)	4.14%	10/25/66	253,296
	Ellington Financial Mortgage Trust
289,000	Series 2019-2, Class M1 (a)	3.47%	11/25/59	270,983
258,000	Series 2024-INV1, Class B2 (a) (b)	7.52%	03/25/69	257,203
	FARM Mortgage Trust
328,555	Series 2021-1, Class B (a) (b)	3.23%	07/25/51	253,764
546,705	Series 2024-1, Class B (a) (b)	5.09%	10/01/53	478,976
	Galton Funding Mortgage Trust
128,777	Series 2018-2, Class B2 (a)	4.58%	10/25/58	123,667
	GS Mortgage-Backed Securities Trust
1,500,000	Series 2022-LTV1, Class A14 (a)	3.00%	06/25/52	1,052,838
	LHOME Mortgage Trust
445,000	Series 2024-RTL2, Class A2, steps up to 10.40% on 10/25/2026 (a) (c)	8.90%	03/25/29	448,443
255,000	Series 2024-RTL2, Class M, steps up to 13.08% on 10/25/2026 (a) (c)	11.58%	03/25/29	257,953
	New Residential Mortgage Loan Trust
930,000	Series 2021-NQ1R, Class B2 (a)	4.33%	07/25/55	794,056
	PRPM LLC
325,000	Series 2024-RPL4, Class M2, steps up to 5.00% on 12/25/2028 (a) (c)	4.00%	12/25/54	285,563
243,434	Series 2025-2, Class A1, steps up to 9.47% on 05/01/2028 (a) (c)	6.47%	05/25/30	243,906
1,000,000	Series 2025-6, Class M1 (a) (d)	10.56%	08/25/30	987,477
	Redwood Funding Trust
240,007	Series 2025-2, Class A (a)	7.11%	10/25/55	242,900
	Saluda Grade Alternative Mortgage Trust
255,000	Series 2024-RTL4, Class A2, steps up to 8.50% on 07/01/2026 (a) (c)	7.50%	02/25/30	255,055
	Toorak Mortgage Trust
750,000	Series 2024-2, Class A2, steps up to 10.15% on 04/25/2027 (a) (c)	8.65%	10/25/31	755,819
	Verus Securitization Trust
367,000	Series 2021-5, Class B2 (a)	3.94%	09/25/66	268,585
375,000	Series 2021-R2, Class B2 (a)	4.26%	02/25/64	284,685
260,000	Series 2024-INV2, Class B2 (a) (b)	7.96%	08/26/69	261,886
150,000	Series 2025-INV1, Class B1 (a)	6.95%	02/25/70	150,234
				8,184,317
	Commercial Mortgage-Backed Securities — 23.2%
	BANK
1,050,576	Series 2019-BN22, Class XA, IO (b)	0.58%	11/15/62	22,899
972,390	Series 2019-BN24, Class XA, IO (b)	0.63%	11/15/62	23,766
7,500,000	Series 2021-BN31, Class XB, IO (b)	0.87%	02/15/54	309,570
	BBCMS Mortgage Trust
368,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (e)	5.26%	03/15/37	350,278
4,999,307	Series 2024-5C25, Class XA, IO (b)	1.19%	03/15/57	186,094
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
July 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Benchmark Mortgage Trust
$4,438,894	Series 2024-V6, Class XA, IO (b)	1.34%	03/15/57	$185,743
	BWAY Trust
155,000	Series 2025-1535, Class B (a) (b)	7.46%	05/05/42	160,726
	BX Commercial Mortgage Trust
275,000	Series 2019-IMC, Class F, 1 Mo. CME Term SOFR + CSA + 2.90% (a) (e)	7.29%	04/15/34	267,098
400,000	Series 2020-VIVA, Class D (a) (b)	3.55%	03/11/44	364,522
	BX Trust
700,000	Series 2021-ARIA, Class E, 1 Mo. CME Term SOFR + CSA + 2.25% (a) (e)	6.70%	10/15/36	699,612
	Cali
300,000	Series 2024-SUN, Class D, 1 Mo. CME Term SOFR + 3.63% (a) (e)	7.96%	07/15/41	301,812
	CFCRE Commercial Mortgage Trust
7,582,957	Series 2017-C8, Class XA, IO (b)	1.47%	06/15/50	139,672
	CSAIL Commercial Mortgage Trust
285,000	Series 2015-C3, Class B (b)	3.99%	08/15/48	267,314
	GSMS Trust
395,000	Series 2024-FAIR, Class E (a) (b)	9.15%	07/15/29	403,867
	Hudson Yards Mortgage Trust
300,000	Series 2019-30HY, Class E (a) (b)	3.44%	07/10/39	267,803
	MCR Mortgage Trust
300,000	Series 2024-TWA, Class E (a)	8.73%	06/12/39	302,503
115,000	Series 2024-TWA, Class F (a)	10.38%	06/12/39	117,293
	Morgan Stanley Capital I Trust
11,267,233	Series 2019-L2, Class XA, IO (b)	0.99%	03/15/52	330,844
	NYO Commercial Mortgage Trust
320,000	Series 2021-1290, Class D, 1 Mo. CME Term SOFR + CSA + 2.55% (a) (e)	7.00%	11/15/38	312,846
	SFO Commercial Mortgage Trust
500,000	Series 2021-555, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (a) (e)	5.61%	05/15/38	498,096
	SHR Trust
250,000	Series 2024-LXRY, Class E, 1 Mo. CME Term SOFR + 4.45% (a) (e)	8.79%	10/15/41	252,163
	Wells Fargo Commercial Mortgage Trust
3,385,818	Series 2021-C59, Class XA, IO (b)	1.49%	04/15/54	205,030
				5,969,551
	Total Mortgage-Backed Securities			14,153,868
	(Cost $14,076,397)
ASSET-BACKED SECURITIES — 31.7%
	Apidos CLO XXIX
260,000	Series 2018-29A, Class D2R, 3 Mo. CME Term SOFR + 4.65% (a) (e)	8.97%	07/25/38	261,239
	CoreVest American Finance Trust
202,955	Series 2021-1, Class A (a)	1.57%	04/15/53	198,008
	Exeter Automobile Receivables Trust
250,000	Series 2024-1A, Class E (a)	7.89%	08/15/31	262,123
750,000	Series 2025-2A, Class E (a)	7.81%	10/15/32	777,296
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
July 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Exeter Select Automobile Receivables Trust
$750,000	Series 2025-1, Class D	6.14%	09/15/31	$769,814
	Flagship Credit Auto Trust
500,000	Series 2024-1, Class E (a)	8.60%	05/15/31	511,982
	FNA VI LLC
38,839	Series 2021-1A, Class A (a)	1.35%	01/10/32	36,082
	Hartwick Park CLO Ltd.
310,000	Series 2023-1A, Class DR, 3 Mo. CME Term SOFR + 2.70% (a) (e)	7.03%	01/20/37	310,710
	Island Finance Trust
650,000	Series 2025-1A, Class B (a)	7.95%	03/19/35	665,033
300,000	Series 2025-1A, Class C (a)	10.00%	03/19/35	302,470
	LHOME Mortgage Trust
275,000	Series 2024-RTL3, Class M, steps up to 12.23% on 12/25/2026 (a) (c)	10.73%	05/25/29	277,149
	Neuberger Berman Loan Advisers CLO 39 Ltd.
250,000	Series 2020-39A, Class ER, 3 Mo. CME Term SOFR + 7.20% (a) (e)	11.53%	04/20/38	252,257
	OHA Credit Funding 15-R Ltd.
300,000	Series 2023-15RA, Class A, 3 Mo. CME Term SOFR + 1.29% (a) (e)	5.60%	07/20/38	300,825
	Pagaya AI Debt Grantor Trust
247,922	Series 2024-8, Class D (a)	6.53%	01/15/32	248,861
299,975	Series 2024-10, Class E (a)	10.41%	06/15/32	308,940
400,000	Series 2025-5, Class C (a)	5.64%	03/15/33	400,400
	Pagaya AI Debt Trust
150,910	Series 2024-2, Class C (a)	7.57%	08/15/31	152,528
241,078	Series 2024-3, Class D (a)	9.00%	10/15/31	243,334
	PRET LLC
300,000	Series 2025-NPL6, Class A2, steps up to 12.72% on 06/25/2029 (a) (c)	8.72%	06/25/55	298,566
	Rockland Park CLO Ltd.
260,000	Series 2021-1A, Class FR, 3 Mo. CME Term SOFR + 7.82% (a) (e) (f)	3.85%	07/20/38	260,650
	Saluda Grade Alternative Mortgage Trust
524,126	Series 2025-NPL1, Class A1, steps up to 10.12% on 12/01/2027 (a) (c)	7.12%	01/25/30	524,329
	Silver Point CLO 11 Ltd.
275,000	Series 2025-11A, Class F, 3 Mo. CME Term SOFR + 6.93% (a) (e) (f)	0.00%	07/15/38	277,084
	Silver Point CLO 7 Ltd.
250,000	Series 2024-7A, Class A1, 3 Mo. CME Term SOFR + 1.36% (a) (e)	5.68%	01/15/38	250,734
	Whitebox CLO V Ltd.
250,000	Series 2025-5A, Class D2, 3 Mo. CME Term SOFR + 4.10% (a) (e) (f)	0.00%	07/20/38	250,957
	Total Asset-Backed Securities			8,141,371
	(Cost $8,038,443)
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
July 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 6.5%
	Collateralized Mortgage Obligations — 4.8%
	Federal Home Loan Mortgage Corporation
$339,350	Series 2024-5460, Class FN, 30 Day Average SOFR + 1.10% (e)	5.45%	10/25/54	$336,109
	Federal National Mortgage Association
84,844	Series 2016-63, Class AF, 30 Day Average SOFR + CSA + 0.50% (e)	4.96%	09/25/46	82,859
73,093	Series 2024-84, Class FD, 30 Day Average SOFR + 1.15% (e)	5.50%	11/25/54	72,675
	Government National Mortgage Association
799,114	Series 2025-100, Class JS, (30 Day Average SOFR) ×-2.75+ 15.95% (g)	3.99%	06/20/55	752,795
				1,244,438
	Commercial Mortgage-Backed Securities — 1.7%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
1,500,000	Series 2020-RR07, Class AX, IO (h)	2.47%	09/27/28	93,085
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
940,000	Series K755, Class X3, IO (b)	5.64%	02/25/31	241,660
	Government National Mortgage Association
1,918,689	Series 2024-32, Class IO, IO (b)	0.70%	06/16/63	94,045
				428,790
	Total U.S. Government Agency Mortgage-Backed Securities			1,673,228
	(Cost $1,682,674)

Shares	Description	Value
MONEY MARKET FUNDS — 11.9%
3,049,017	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (i)	3,049,017
	(Cost $3,049,017)
	Total Investments — 105.2%	27,017,484
	(Cost $26,846,531)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.0%
	Call Options Purchased — 0.0%
1	3 Month SOFR Futures Call	$241,813	$96.75	12/11/26	1,000
4	U.S. 10-Year Treasury Futures Call	444,250	114.00	11/21/25	1,750
2	U.S. 10-Year Treasury Futures Call	222,125	114.50	11/21/25	719
	Total Call Options Purchased				3,469
	(Cost $3,856)
	Put Options Purchased — 0.0%
1	3 Month SOFR Futures Put	241,813	96.75	12/11/26	1,062
4	U.S. 10-Year Treasury Futures Put	444,250	107.00	11/21/25	1,000
2	U.S. 10-Year Treasury Futures Put	222,125	107.50	11/21/25	625
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
July 31, 2025
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS (Continued)
	Put Options Purchased (Continued)
2	U.S. Treasury Long Bond Futures Put	$228,375	$95.00	08/22/25	$0
2	U.S. Treasury Long Bond Futures Put	227,625	95.00	11/21/25	250
	Total Put Options Purchased				2,937
	(Cost $4,026)
	Total Purchased Options				6,406
	(Cost $7,882)
	Net Other Assets and Liabilities — (5.2)%				(1,339,844)
	Net Assets — 100.0%				$25,684,046
Futures Contracts at July 31, 2025 (See Note 2D - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	13	Sep-2025	$2,690,797	$(2,906)
U.S. 5-Year Treasury Notes	27	Sep-2025	2,920,641	(86)
U.S. 10-Year Treasury Notes	22	Sep-2025	2,443,375	5,765
Ultra 10-Year U.S. Treasury Notes	10	Sep-2025	1,130,781	1,824
			$9,185,594	$4,597

Futures Contracts Short
U.S. Treasury Long Bond Futures	22	Sep-2025	$(2,512,125)	$(33,180)
Ultra U.S. Treasury Bond Futures	7	Sep-2025	(821,188)	—
			$(3,333,313)	$(33,180)
		Total	$5,852,281	$(28,583)

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2025, securities noted as such amounted to $19,854,493 or 77.3% of net assets.

(b)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(c)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(d)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
July 31, 2025, securities noted as such are valued at $987,477 or 3.8% of net assets.

(e)	Floating or variable rate security.
(f)	When-issued security. The interest rate shown reflects the rate in effect at July 31, 2025. Interest will begin accruing on the security’s first settlement date.
(g)	Inverse floating rate security.
(h)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(i)	Rate shown reflects yield as of July 31, 2025.

See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
July 31, 2025
Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$14,153,868	$—	$14,153,868	$—
Asset-Backed Securities	8,141,371	—	8,141,371	—
U.S. Government Agency Mortgage-Backed Securities	1,673,228	—	1,673,228	—
Money Market Funds	3,049,017	3,049,017	—	—
Total Investments	27,017,484	3,049,017	23,968,467	—
Purchased Options	6,406	6,406	—	—
Futures Contracts*	7,589	7,589	—	—
Total	$27,031,479	$3,063,012	$23,968,467	$—

LIABILITIES TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts*	$(36,172)	$(36,172)	$—	$—

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

See Notes to Financial Statements

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First Trust Exchange-Traded Fund IV
Statements of Assets and Liabilities
July 31, 2025

	First Trust Core Investment Grade ETF (FTCB)	First Trust Commercial Mortgage Opportunities ETF (CAAA)	First Trust Structured Credit Income Opportunities ETF (SCIO)
ASSETS:
Investments, at value - Unaffiliated	$1,342,555,008	$18,131,712	$27,017,484
Investments, at value - Affiliated	406,700	—	—
Total investments, at value	1,342,961,708	18,131,712	27,017,484
Options contracts purchased, at value	27,609	—	6,406
Cash	—	—	996,277
Cash segregated as collateral	185,781	42,934	58,002
Receivables:
Investment securities sold	101,853,720	—	235,546
Interest	9,289,257	115,944	130,890
Dividends	121,135	3,113	6,821
Total Assets	1,454,439,210	18,293,703	28,451,426

LIABILITIES:
Investments sold short, at value	7,180,356	—	—
Options contracts written, at value	1,796,177	—	—
Payables:
Investment securities purchased	171,668,613	—	2,748,411
Investment advisory fees	577,664	6,842	13,508
Variation margin	49,781	602	5,461
Total Liabilities	181,272,591	7,444	2,767,380
NET ASSETS	$1,273,166,619	$18,286,259	$25,684,046

NET ASSETS consist of:
Paid-in capital	$1,264,688,837	$18,087,217	$25,370,843
Par value	609,500	9,000	12,500
Accumulated distributable earnings (loss)	7,868,282	190,042	300,703
NET ASSETS	$1,273,166,619	$18,286,259	$25,684,046
NET ASSET VALUE, per share	$20.89	$20.32	$20.55
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	60,950,002	900,002	1,250,002
Investments, at cost - Unaffiliated	$1,334,981,240	$18,001,981	$26,846,531
Investments, at cost - Affiliated	$407,187	$—	$—
Total investments, at cost	$1,335,388,427	$18,001,981	$26,846,531
Premiums paid on options contracts purchased	$27,993	$—	$7,882
Investments sold short, proceeds	$7,191,984	$—	$—
Premiums received on options contracts written	$2,716,438	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Operations
For the Year Ended July 31, 2025

	First Trust Core Investment Grade ETF (FTCB)	First Trust Commercial Mortgage Opportunities ETF (CAAA)	First Trust Structured Credit Income Opportunities ETF (SCIO)
INVESTMENT INCOME:
Interest	$25,303,285	$819,806	$1,153,315
Dividends - Unaffiliated	687,070	20,504	23,920
Dividends - Affiliated	—	—	—
Total investment income	25,990,355	840,310	1,177,235

EXPENSES:
Investment advisory fees	2,817,021	78,749	130,237
Excise tax expense	—	1,200	—
Total expenses	2,817,021	79,949	130,237
NET INVESTMENT INCOME (LOSS)	23,173,334	760,361	1,046,998

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	(1,068,663)	152,826	152,221
Investments - Affiliated	—	—	—
Investments sold short	350,119	—	—
Purchased options contracts	(200,221)	—	—
Written options contracts	2,523,162	—	—
Futures contracts	(1,582,576)	(10,532)	23,812
Net realized gain (loss)	21,821	142,294	176,033
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	6,912,850	(59,039)	(29,025)
Investments - Affiliated	(487)	—	—
Investments sold short	15,328	—	—
Purchased options contracts	(986)	—	(1,476)
Written options contracts	906,146	—	—
Futures contracts	95,431	(30,025)	(50,997)
Net change in unrealized appreciation (depreciation)	7,928,282	(89,064)	(81,498)
NET REALIZED AND UNREALIZED GAIN (LOSS)	7,950,103	53,230	94,535
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,123,437	$813,591	$1,141,533
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Changes in Net Assets

	First Trust Core Investment Grade ETF (FTCB)		First Trust Commercial Mortgage Opportunities ETF (CAAA)
	Year Ended 7/31/2025	Period Ended 7/31/2024 (a)	Year Ended 7/31/2025	Period Ended 7/31/2024 (b)
OPERATIONS:
Net investment income (loss)	$23,173,334	$509,456	$760,361	$271,525
Net realized gain (loss)	21,821	161,520	142,294	5,012
Net increase from payment by the advisor	—	195	—	—
Net change in unrealized appreciation (depreciation)	7,928,282	734,207	(89,064)	216,729
Net increase (decrease) in net assets resulting from operations	31,123,437	1,405,378	813,591	493,266

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(24,184,002)	(478,126)	(874,253)	(243,750)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,241,959,124	23,340,808	8,159,133	15,011,290
Cost of shares redeemed	—	—	(5,073,018)	—
Net increase (decrease) in net assets resulting from shareholder transactions	1,241,959,124	23,340,808	3,086,115	15,011,290
Total increase (decrease) in net assets	1,248,898,559	24,268,060	3,025,453	15,260,806

NET ASSETS:
Beginning of period	24,268,060	—	15,260,806	—
End of period	$1,273,166,619	$24,268,060	$18,286,259	$15,260,806

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,150,002	—	750,002	—
Shares sold	59,800,000	1,150,002	400,000	750,002
Shares redeemed	—	—	(250,000)	—
Shares outstanding, end of period	60,950,002	1,150,002	900,002	750,002

(a)	Inception date is November 7, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is February 27, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Year Ended 7/31/2025	Period Ended 7/31/2024 (b)

$1,046,998	$336,229
176,033	24,902
—	—
(81,498)	222,392
1,141,533	583,523

(1,128,103)	(296,250)

16,469,221	15,022,540
(6,108,418)	—
10,360,803	15,022,540
10,374,233	15,309,813

15,309,813	—
$25,684,046	$15,309,813

750,002	—
800,000	750,002
(300,000)	—
1,250,002	750,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights
For a share outstanding throughout each period
First Trust Core Investment Grade ETF (FTCB)

	Year Ended 7/31/2025	Period Ended 7/31/2024 (a)

Net asset value, beginning of period	$21.10	$20.00
Income from investment operations:
Net investment income (loss) (b)	0.93	0.67
Net realized and unrealized gain (loss)	(0.08) (c)	1.07 (d)
Total from investment operations	0.85	1.74
Distributions paid to shareholders from:
Net investment income	(1.01)	(0.64)
Net realized gain	(0.05)	—
Total distributions	(1.06)	(0.64)
Net asset value, end of period	$20.89	$21.10
Total return (e)	4.13%	8.77% (d)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,273,167	$24,268
Ratio of total expenses to average net assets	0.55% (f)	0.56% (g) (h)
Ratio of net investment income (loss) to average net assets	4.52% (f)	4.46% (g)
Portfolio turnover rate (i)	183%	212%

(a)	Inception date is November 7, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
The Fund received a reimbursement from the advisor in the amount of $195, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(e)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(f)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(g)	Annualized.
(h)	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.55%.
(i)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Commercial Mortgage Opportunities ETF (CAAA)

	Year Ended 7/31/2025	Period Ended 7/31/2024 (a)

Net asset value, beginning of period	$20.35	$20.00
Income from investment operations:
Net investment income (loss) (b)	1.06	0.36
Net realized and unrealized gain (loss)	0.15	0.32
Total from investment operations	1.21	0.68
Distributions paid to shareholders from:
Net investment income	(1.24)	(0.33)
Net asset value, end of period	$20.32	$20.35
Total return (c)	6.08%	3.41%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$18,286	$15,261
Ratio of total expenses to average net assets	0.55% (d) (e)	0.55% (f)
Ratio of net investment income (loss) to average net assets	5.21% (d)	4.28% (f)
Portfolio turnover rate (g)	92%	97%

(a)	Inception date is February 27, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.54%.
(f)	Annualized.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Structured Credit Income Opportunities ETF (SCIO)

	Year Ended 7/31/2025	Period Ended 7/31/2024 (a)

Net asset value, beginning of period	$20.41	$20.00
Income from investment operations:
Net investment income (loss) (b)	1.54	0.45
Net realized and unrealized gain (loss)	0.20	0.36
Total from investment operations	1.74	0.81
Distributions paid to shareholders from:
Net investment income	(1.58)	(0.40)
Net realized gain	(0.02)	—
Total distributions	(1.60)	(0.40)
Net asset value, end of period	$20.55	$20.41
Total return (c)	8.85%	4.06%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$25,684	$15,310
Ratio of total expenses to average net assets	0.94% (d)	0.95% (e)
Ratio of net investment income (loss) to average net assets	7.55% (d)	5.27% (e)
Portfolio turnover rate (f)	100%	116%

(a)	Inception date is February 27, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund IV
July 31, 2025

1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the three funds (each a “Fund” and collectively, the “Funds”) listed below, each a non-diversified series of the Trust. The shares of each Fund are listed and traded on the NYSE Arca, Inc.

First Trust Core Investment Grade ETF – (ticker “FTCB”)
First Trust Commercial Mortgage Opportunities ETF – (ticker “CAAA”)
First Trust Structured Credit Income Opportunities ETF – (ticker “SCIO”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund (“ETF”). FTCB and CAAA’s investment objective seeks to maximize long-term total return. SCIO’s investment objective seeks to maximize long-term income.
Under normal market conditions, FTCB seeks to invest 100% of its Investment Portfolio in investment grade securities. Investment grade securities are those securities that are, at the time of purchase, rated as investment grade (i.e., rated Baa3/BBB- or above) by at least one nationally recognized statistical rating organization (“NRSRO”) rating such securities, or if unrated, debt securities determined by the Fund’s investment advisor to be of comparable quality. The Fund’s Investment Portfolio includes only investment grade securities purchased by the Fund’s portfolio managers (the “Investment Portfolio”) and does not include uninvested cash or any other Fund asset unconnected to the Fund’s intended portfolio, including, but not limited to, accounts receivable or assets received as part of an issuer workout.
Under normal market conditions, CAAA will invest at least 80% of its net assets (plus any borrowings for investment purposes) in commercial mortgage-backed securities.
Under normal market conditions, SCIO will invest at least 80% of its net assets (plus any borrowings for investment purposes) in structured credit investments.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2025
valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, municipal securities, and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
ETFs and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2025
reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
14)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of July 31, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The Funds invest in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2025
receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Each Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At July 31, 2025, FTCB and SCIO held $5,733,170 and $788,691, respectively, of when-issued or delayed-delivery securities. At July 31, 2025, FTCB held $36,271,592 of forward purchase commitments and $1,798,540 of forward purchase commitments sold short.
C. Short Sales
Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in a Fund’s portfolio. When a Fund engages in a short sale, a Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows a Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. A Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by a Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of a Fund’s portfolio. A Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to a Fund.
D. Futures Contracts
Each Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against or gain exposure to changes in interest rates (interest rate risk). Futures contracts are agreements between a Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statements of Operations.
Upon entering into a futures contract, a Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statements of Operations. Pursuant to the contracts, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in “Variation margin” payable or receivable on the Statements of Assets and Liabilities.
If market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
E. Options Contracts
Each Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts, exchange-listed U.S. Treasury futures contracts and exchange-listed options on secured overnight financing rate futures contracts. FTCB and SCIO use derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.
Each Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2025
a long position (call) or short position (put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option contract may be closed out by an offsetting purchase or sale of a futures option of the same series. When a Fund purchases an option, the premium paid represents the cost of the option, which is included in “Options contracts purchased, at value” on the Statements of Assets and Liabilities. When a Fund writes (sells) an option, an amount equal to the premium received by a Fund is included in “Options contracts written, at value” on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option’s expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.
FTCB and SCIO use options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which a Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities so as to hedge a Fund’s securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in a Fund’s holdings of securities. If the price when the option is exercised is above the exercise price, however, a Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by a Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities a Fund intends to acquire. Realized gains and losses on written options are included in “Net realized gain (loss) on written options contracts” on the Statements of Operations. Realized gains and losses on purchased options are included in “Net realized gain (loss) on purchased options contracts” on the Statements of Operations.
A Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by a Fund. A Fund will pledge in a segregated account at a Fund’s custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.
The risks associated with the use of options on future contracts include the risk that a Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. A Fund’s successful use of options on futures contracts depends on the Advisor’s ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.
F. Interest-Only Securities
An interest-only security (“IO Security”) is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on each Fund’s Portfolio of Investments.
G. Principal-Only Securities
A principal-only security (“PO Security”) is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2025
H. Stripped Mortgage-Backed Securities
Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security’s principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of Investments.
I. Mortgage Dollar Rolls and TBA Transactions
Each Fund may invest, without limitation, in mortgage dollar rolls. The Funds intend to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Funds’ investment advisor. In a mortgage dollar roll, a Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in a Fund. Each Fund may also invest in TBA Transactions. A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.
J. Affiliated Transactions
FTCB invests in securities of affiliated funds. FTCB investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.
Amounts relating to investments in affiliated funds at July 31, 2025, and for the fiscal year then ended are as follows:

Security Name	Shares at 7/31/2025	Value at 7/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 7/31/2025	Dividend Income
First Trust Commercial Mortgage Opportunities ETF	20,000	$—	$407,187	$—	$(487)	$—	$406,700	$—
K. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2025
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Core Investment Grade ETF	$23,758,132	$425,870	$—
First Trust Commercial Mortgage Opportunities ETF	874,253	—	—
First Trust Structured Credit Income Opportunities ETF	1,128,103	—	—
The tax character of distributions paid by each Fund during the fiscal period ended July 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Core Investment Grade ETF	$478,126	$—	$—
First Trust Commercial Mortgage Opportunities ETF	243,750	—	—
First Trust Structured Credit Income Opportunities ETF	296,250	—	—
As of July 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Core Investment Grade ETF	$—	$765,696	$7,102,586
First Trust Commercial Mortgage Opportunities ETF	24,832	—	165,210
First Trust Structured Credit Income Opportunities ETF	44,963	—	255,740
L. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable period ended 2024 and taxable year ended 2025 remain open to federal and state audit. As of July 31, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2025, the Funds had no non-expiring capital loss carryforwards for federal income tax purposes.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2025, the Funds had no net late year ordinary or capital losses.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2025
Funds. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended July 31, 2025, the adjustments for each Fund were as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Core Investment Grade ETF	$(51,113)	$51,113	$—
First Trust Commercial Mortgage Opportunities ETF	118,488	(117,300)	(1,188)
First Trust Structured Credit Income Opportunities ETF	108,042	(108,042)	—
As of July 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Core Investment Grade ETF	$1,327,067,901	$10,421,298	$(3,318,712)	$7,102,586
First Trust Commercial Mortgage Opportunities ETF	17,964,436	225,540	(60,330)	165,210
First Trust Structured Credit Income Opportunities ETF	26,739,567	305,625	(49,885)	255,740
M. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
N. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules. The annual unitary management fee schedules for CAAA and SCIO set forth below are effective as of June 30, 2025.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2025
Breakpoints	FTCB	CAAA	SCIO
Fund net assets up to and including $2.5 billion	0.55000%	0.45000%	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.53625%	0.43875%	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.52250%	0.42750%	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.50875%	0.41625%	0.78625%
Fund net assets greater than $10 billion	0.49500%	0.40500%	0.76500%
Prior to June 30, 2025, for CAAA and SCIO, the annual unitary management fees payable by each Fund were calculated pursuant to the following schedules:

Breakpoints	CAAA	SCIO
Fund net assets up to and including $2.5 billion	0.55000%	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.53625%	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.52250%	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.50875%	0.87875%
Fund net assets greater than $10 billion	0.49500%	0.85500%
For the fiscal period ended July 31, 2024, FTCB received a payment from the Advisor in the amount of $195 in connection with a trade error.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended July 31, 2025, the cost of purchases and proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities for each Fund, excluding short-term investments, investments sold short and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Core Investment Grade ETF
U.S. Government securities	$1,318,316,260	$631,210,077
Non-U.S. Government securities	662,879,554	68,170,154
First Trust Commercial Mortgage Opportunities ETF
U.S. Government securities	185,685	207,161
Non-U.S. Government securities	15,646,236	12,916,438
First Trust Structured Credit Income Opportunities ETF
U.S. Government securities	3,367,849	3,440,136
Non-U.S. Government securities	18,990,449	9,689,357

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2025
For FTCB, the cost of purchases to cover short sales and the proceeds from short sales were $243,111,880 and $279,181,638, respectively.
For SCIO, the cost of purchases to cover short sales and the proceeds from short sales were $1,033,574 and $1,033,574, respectively.
For the fiscal year ended July 31, 2025, the Funds had no in-kind transactions.
5. Borrowings
Effective February 26, 2025 for SCIO, the Trust, on behalf of SCIO, joined an existing credit agreement with BNY (the “Credit Agreement”) as administrative agent for a group of lenders, the Trust, First Trust Exchange-Traded Fund III, First Trust Series Fund and First Trust Variable Insurance Trust. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the Credit Agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. BNY charges on behalf of the lenders a commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that SCIO accesses the credit line, there would also be an interest fee charged. SCIO did not draw on the credit line during the fiscal year ended July 31, 2025.
6. Derivative Transactions
The following table presents the types of derivatives held by each Fund at July 31, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
FTCB
Options contracts	Interest Rate Risk	Options contracts purchased, at value	$27,609	Options contracts written, at value	$1,796,177
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	749,039	Unrealized depreciation on futures contracts*	591,336
CAAA
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	3,261	Unrealized depreciation on futures contracts*	5,327
SCIO
Options contracts	Interest Rate Risk	Options contracts purchased, at value	6,406	Options contracts written, at value	—
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	7,589	Unrealized depreciation on futures contracts*	36,172

*
Includes cumulative appreciation/depreciation on futures contracts as reported in each Fund’s Portfolio of Investments. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the fiscal year ended July 31, 2025, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	FTCB	CAAA	SCIO
Interest Rate Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$(200,221)	$—	$—
Written options contracts	2,523,162	—	—
Futures contracts	(1,582,576)	(10,532)	23,812

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2025

Statements of Operations Location	FTCB	CAAA	SCIO
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	$(986)	$—	$(1,476)
Written options contracts	906,146	—	—
Futures contracts	95,431	(30,025)	(50,997)
FTCB
The average notional value of futures contracts outstanding during the fiscal year ended July 31, 2025, which is indicative of the volume of this derivative type, was $177,421,855.
During the fiscal year ended July 31, 2025, the premiums for purchased options contracts opened were $261,404 and the premiums for purchased options contracts closed, exercised and expired were $234,622.
During the fiscal year ended July 31, 2025, the premiums for written options contracts opened were $6,856,723 and the premiums for written options contracts closed, exercised and expired were $4,212,838.
CAAA
The average notional value of futures contracts outstanding during the fiscal year ended July 31, 2025, which is indicative of the volume of this derivative type, was $3,902,644.
SCIO
The average notional value of futures contracts outstanding during the fiscal year ended July 31, 2025, which is indicative of the volume of this derivative type, was $6,168,450.
During the fiscal year ended July 31, 2025, the premiums for purchased options contracts opened were $7,882 and the premiums for purchased options contracts closed, exercised and expired were $0.
The Funds do not have the right to offset financial assets and financial liabilities related to futures and options contracts on the Statements of Assets and Liabilities.
7. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2025
of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
8. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2027.
9. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there was the following subsequent event:
Effective on September 2, 2025, CAAA’s name changed to First Trust AAA CMBS ETF. In connection with the change to CAAA’s name, CAAA’s non-fundamental investment policy adopted pursuant to Rule 35d-1 under the 1940 Act was revised as follows:
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in commercial mortgage-backed securities with a ‘AAA’ rating (or equivalent) at the time of purchase, as determined by at least one nationally recognized statistical rating organization or, if unrated, as determined by the Advisor to be of comparable credit quality at the time of purchase.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund IV:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of First Trust Core Investment Grade ETF, First Trust Commercial Mortgage Opportunities ETF, and First Trust Structured Credit Income Opportunities ETF (the “Funds”), each a series of the First Trust Exchange-Traded Fund IV, as of July 31, 2025, and the related statements of operations, statements of changes in net assets, financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Statements of Changes in Net Assets	Financial Highlights
First Trust Core Investment Grade ETF	For the year ended July 31, 2025 and for the period from November 7, 2023 (commencement of investment operations) through July 31, 2024
First Trust Commercial Mortgage Opportunities ETF	For the year ended July 31, 2025 and for the period from February 27, 2024 (commencement of investment operations) through July 31, 2024
First Trust Structured Credit Income Opportunities ETF	For the year ended July 31, 2025 and for the period from February 27, 2024 (commencement of investment operations) through July 31, 2024
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
September 25, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund IV
July 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal year ended July 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the fiscal year ended July 31, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Core Investment Grade ETF (FTCB)
First Trust Commercial Mortgage Opportunities ETF (CAAA)
First Trust Structured Credit Income Opportunities ETF (SCIO)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of FTCB’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.

Other Information (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2025 (Unaudited)
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. The Board noted that each Fund is an actively-managed ETF. The Board noted that the Advisor’s Government & Securitized Products Team is responsible for the day-to-day management of CAAA’s and SCIO’s investments, and that the Advisor’s Government & Securitized Products Team and Investment Grade Fixed Income Team are responsible for day-to-day management of FTCB’s investments. The Board considered the background and experience of the members of the Teams and noted the Board’s prior meetings with members of the Teams. The Board considered the Advisor’s statement that it applies the same oversight model internally with its Government & Securitized Products Team and Investment Grade Fixed Income Team as it uses for overseeing external sub-advisors, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. The Board noted that for each of CAAA and SCIO, effective June 30, 2025, the initial fee rate in the Fund’s unitary fee rate schedule will be reduced from 0.55% to 0.45% and from 0.95% to 0.85%, respectively. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was, and that the total (net) expense ratio for each of CAAA and SCIO under the Fund’s reduced unitary fee rate schedule will be, above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. Because each of CAAA and SCIO commenced operations on February 27, 2024, and therefore has a limited performance history, comparative performance information for CAAA and SCIO was not reviewed. The Board received and reviewed information comparing FTCB’s performance for the one-year period ended December 31, 2024 to the performance of the funds in its Performance Universe and to that of a benchmark index. Based on the information provided, the Board noted that FTCB outperformed its Performance Universe median and benchmark index for the one-year period ended December 31, 2024.
On the basis of all the information provided on the unitary fee of each Fund, the performance of FTCB and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.

Other Information (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2025 (Unaudited)
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to CAAA and SCIO for the period from inception through December 31, 2024 and to FTCB for the twelve months ended December 31, 2024 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the twelve months ended December 31, 2024. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain First Trust Exchange-Traded Fund IV funds it manages (the “Funds”) in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.
During the year ended December 31, 2024, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $26,245. This figure is comprised of $1,058 paid (or to be paid) in fixed compensation and $25,187 paid (or to be paid) in variable compensation. There were a total of 24 beneficiaries of the remuneration described above. Those amounts include $13,757 paid (or to be paid) to senior management of First Trust Advisors L.P. and $12,488 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.

Other Information (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2025 (Unaudited)
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.
Federal Tax Information
Distributions paid to foreign shareholders during each Fund’s fiscal year ended July 31, 2025 that were properly designated by each Fund as “interest-related dividends” or “short-term capital gain dividends,” may not be subject to federal income tax provided that the income was earned directly by such foreign shareholders.
Of the ordinary income (including short-term capital gain) distributions made by each Fund during the fiscal year ended July 31, 2025, none qualify for the corporate dividends received deduction available to corporate shareholders or as qualified dividend income.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund IV
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	October 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	October 7, 2025
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	October 7, 2025

* Print the name and title of each signing officer under his or her signature.